        As filed with the Securities and Exchange Commission on January 17, 2003

                                       Securities Act Registration No. 333-99689
                                       Investment Company Act File No. 811-05807
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2
                        (Check appropriate box or boxes)

|X|      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|X|      Pre-Effective Amendment No. 1

|_|      Post-Effective Amendment No. ___
                                     and/or
|X|      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|      Amendment No. 10


                             NAIC GROWTH FUND, INC.
-------------------------------------------------------------------------------
Exact Name of Registrant as Specified in Charter

          711 West Thirteen Mile Road, Madison Heights, Michigan 48071
--------------------------------------------------------------------------------
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (248) 583-6242
--------------------------------------------------------------------------------
Registrant's Telephone Number, including Area Code

                    Kenneth S. Janke, NAIC Growth Fund, Inc.
          711 West Thirteen Mile Road, Madison Heights, Michigan 48071
--------------------------------------------------------------------------------
Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                                 With Copies to:

    Barbara A. Bowman, Esq.                     Steven J. Dickinson, Esq.
    Bodman, Longley & Dahling LLP               Dorsey & Whitney LLP
    34th Floor, 100 Renaissance Center          801 Grand, Suite 3900
    Detroit, Michigan 48243                     Des Moines, Iowa 50309


   As soon as practicable after this registration statement becomes effective.
--------------------------------------------------------------------------------
                  Approximate Date of Proposed Public Offering

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |X|

It is proposed that this filing will become effective (check appropriate box)
        |_| when declared effective pursuant to section 8(c)

If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        |_| this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the

        Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is-___.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------------------------
                                                        Proposed                Proposed
                                                         Maximum                 Maximum
  Title of Securities         Amount Being         Offering Price Per           Aggregate               Amount of
   Being Registered            Registered                 Unit               Offering Price          Registration Fee
-----------------------------------------------------------------------------------------------------------------------
Common stock                    5,000,000               $9.98(1)             $49,900,000 (1)            $4,591 (1)
 par value $0.001
-----------------------------------------------------------------------------------------------------------------------


(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended, and based on the net asset value per share of $ 9.98 on September 5, 2002.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

                              CROSS-REFERENCE SHEET


   PART A ITEM
     NUMBER                               CAPTION                                             PROSPECTUS CAPTION
     ------                               -------                                             ------------------
        1         Outside Front Cover                                     Outside Front Cover
        2         Inside Front and Outside Back Cover Page                Outside Front Cover
        3         Fee Table and Synopsis                                  Fee Table; Prospectus Summary
        4         Financial Highlights                                    Financial Highlights
        5         Plan of Distribution                                    Underwriting; How to Invest
        6         Selling Shareholders                                    Not Applicable
        7         Use of Proceeds                                         Use of Proceeds
        8         General Description of the Registrant                   Risk Factors; The Fund; Investment Objective and
                                                                          Policies; Determination of Net Asset Value; Reports to
                                                                          Shareholders
        9         Management                                              The Fund; The Investment Adviser; Risk Factors
       10         Capital Stock, Long-Term Debt and Other                 Description of Shares; Taxation; Distribution Policy;
                  Securities                                              Dividend Reinvestment and Cash Purchase Plan
       11         Defaults and Arrears on Senior Securities               Not Applicable
       12         Legal Proceedings                                       The Fund
       13         Table of Contents of the Statement of Additional        Statement of Additional Information
                  Information

   PART B ITEM                                                                          STATEMENT OF ADDITIONAL
     NUMBER                               CAPTION                                         INFORMATION CAPTION
     ------                               -------                                         -------------------
       14         Cover Page                                              Cover Page
       15         Table of Contents                                       Table of Contents
       16         General Information and History                         The Fund
       17         Investment Objective and Policies                       Investment Guidelines
       18         Management                                              Directors, Officers and Principal Shareholders
       19         Control Persons and Principal Holders of Securities     Directors, Officers and Principal Shareholders
       20         Investment Advisory and Other Services                  Investment Adviser and Investment Advisory Agreement;
                                                                          Custodian, Transfer Agent and Dividend Disbursing Agent
       21         Brokerage Allocation and Other Practices                Portfolio Transactions and Brokerage
       22         Tax Status                                              Taxation
       23         Financial Statements                                    Financial Statements

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER
    TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                  SUBJECT TO COMPLETION, DATED JANUARY __, 2003


                               PART A - PROSPECTUS

                                   PROSPECTUS

                             NAIC GROWTH FUND, INC.
                          5,000,000 SHARES COMMON STOCK
                           PAR VALUE $0.001 PER SHARE

         The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


         NAIC Growth Fund, Inc. is a diversified, closed-end management investment company. The Fund's investment objective is long-term growth. The Fund utilizes the concept of "total return" for selecting investments. "Total return" means the total of all income derived from, and the capital appreciation value of, a particular investment. The Fund tries to achieve total return by investing in those equity securities with growth potential and that also may be expected to increase cash dividends on a regular basis. While the Fund does not attempt to purchase equity securities that have a high yield, relative to the popular stock averages, a record of increased cash dividends is one of the factors taken into consideration when selecting equity securities for the Fund's portfolio. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities. The Fund's investments are selected by the Fund's investment adviser, Growth Fund Advisor, Inc., an indirect subsidiary of the National Association of Investment Clubs Trust.


         The address of the Fund is 711 West Thirteen Mile Road, Madison Heights, Michigan 48071, and its telephone number is (877) 275-6242.


         This prospectus relates to 5,000,000 shares of the Fund's common stock, par value $0.001, which are being offered on a "best efforts" basis by Broker Dealer Financial Services Corp. and, in BDFSC's sole discretion, by other broker-dealers that enter into selected dealer agreements with BDFSC. See "Underwriting." The Fund will sell shares each week to investors at a price equal to the Fund's current net asset value per share, which will fluctuate during this continuous offering and generally will be determined as of the close of business each Thursday, plus the applicable sales charge set forth below payable from the subscription payments. The sales price may be determined by the following formula: net asset value divided by (1 minus the applicable sales charge), rounded to the nearest penny. Subscription payments will be released from escrow by the Fund weekly in this manner upon acceptance of subscriptions and determination of the Fund's current net asset value. Subscriptions are irrevocable by the investor once received by the Fund. There will be a sales charge payable by investors to BDFSC for any shares sold pursuant to this prospectus, as follows:


         - 3.5% of the gross sales price per share sold before any broker-dealer enters into a selected dealer agreement with BDFSC; and
         - 5% of the gross sales price per share sold after any broker-dealer enters into a selected dealer agreement with BDFSC.


All offering expenses other than sales charges will be paid directly by the Fund. The minimum investment (inclusive of sales charges) in this offering by any investor is $500. There is no minimum number of shares that must be sold in the offering. The offering will continue until all of the shares are sold or until either the Fund or BDFSC terminate the offering on 30 days' notice to the other party.

-------------------------------------------------------------------------------------------------------------------
             PRICE TO PUBLIC(1)                      SALES CHARGE(1)(2)               PROCEEDS TO REGISTRANT(1)(3)
-------------------------------------------------------------------------------------------------------------------
Per Share                      $9.81                        $0.49                                 $9.32
-------------------------------------------------------------------------------------------------------------------
Total Maximum               $49,050,000                  $2,450,000                            $46,600,000
-------------------------------------------------------------------------------------------------------------------

(1) Estimated based on the net asset value per share of $9.32 on January 9, 2003.
(2) Estimated based on the maximum sales charge of 5% per share. The sales charge will be 3.5% of the gross sales price per share sold before any broker-dealer enters into a selected dealer agreement with BDFSC; and 5% of the gross sales price per share sold after any broker-dealer enters into a selected dealer agreement with BDFSC.
(3) The Fund estimates that the total offering expenses payable by the Fund, assuming that the offering continues for a period of two years, are $167,081.


         The Fund's common stock is listed on the Chicago Stock Exchange under the market symbol "GRF."

         AN INVESTMENT IN THE FUND INVOLVES RISKS. YOU SHOULD CONSIDER THE INFORMATION UNDER "RISK FACTORS" BEGINNING ON PAGE __ BEFORE DECIDING WHETHER TO PURCHASE THE SHARES.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         This prospectus sets forth important information about the Fund that you ought to know before making a further investment. Please read this prospectus carefully and retain it for future reference. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated_________ _, 2003 and is incorporated by reference in this prospectus. You may obtain a copy of the Statement of Additional Information without charge on written or oral request to NAIC Growth Fund, Inc., 711 West Thirteen Mile Road, Madison Heights, Michigan 48071, attention Statement of Additional Information, telephone (877) 275-6242, extension 331, or from the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information appears on page __ of this prospectus.



                                  [BDFSC LOGO]

                         The date of this prospectus is:

                            ___________________, 2003

WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU MUST NOT RELY UPON ANY INFORMATION OR REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AS IF WE HAD AUTHORIZED IT. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITY OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES, NOR DOES IT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH JURISDICTION. THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF THE DATE ON ITS COVER.

                                TABLE OF CONTENTS

                                      PAGE


Fund Expenses...............................................................

Prospectus Summary..........................................................

Financial Highlights........................................................


Risk Factors................................................................


The Fund....................................................................
Investment Objective and Policies...........................................
The Investment Adviser......................................................
Use of Proceeds.............................................................
Distribution Policy.........................................................
Dividend Reinvestment and Cash Purchase Plan................................
Taxation....................................................................
Description of Shares.......................................................
Determination of Net Asset Value............................................
The Offering................................................................
How to Invest...............................................................
Underwriting................................................................
Legal Matters...............................................................
Reports to Shareholders.....................................................
Independent Public Accountants..............................................
Financial Statements........................................................

Important Notice Concerning Arthur Andersen LLP.............................

Statement of Additional Information.........................................
Further Information.........................................................

Exhibit 1 - Form of Subscription Agreement

                                  FUND EXPENSES

         The following table illustrates all expenses and fees that you will incur as a shareholder of the Fund.

SHAREHOLDER TRANSACTION EXPENSES

         Sales Load (as a percentage of offering price)(1) .....................3.5% or 5.0%
         Dividend Reinvestment and Cash Purchase Plan Fees (2) .................0.0%


ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO COMMON SHARES)

         Management Fees .....................................0.75%
         Other Expenses(3) .................................. 0.82%
                                                             ------
         Total Annual Expenses .............................. 1.57%



         (1) BDFSC will be paid commissions at a rate of 3.5% of the gross sales price per share sold until BDFSC uses any selected dealers. If BDFSC uses any selected dealer, then the commission rate will increase to 5% of the gross sales price per share for the duration of the offering. All other offering expenses will be paid by the Fund.

         (2) You will pay no special fees or charges if you choose to participate in the Dividend Reinvestment and Cash Purchase Plan other than reasonable transaction fees and a termination fee of $15 plus 10 cents per share. For purposes of this table, brokerage commissions are not included as Dividend Reinvestment and Cash Purchase Plan fees.

         (3) "Other Expenses" are based on estimated amounts for the current fiscal year.


The purpose of the foregoing table is to assist you in understanding the various costs and expenses associated with investing in the Fund. For a more complete description of the Dividend Reinvestment and Cash Purchase Plan fees and the management fees, see "Dividend Reinvestment and Cash Purchase Plan" and "The Investment Adviser," respectively.

--------------------------------------------------------------------------------------------------
                     Example                      1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment, assuming a 5% return:            $16          $51          $88         $192
--------------------------------------------------------------------------------------------------


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal securities regulations require the example to assume an annual return of 5%, but the Fund's actual return may be more or less than 5%; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. For purposes of this example, it has been assumed that the rates listed above under "Annual Expenses" remain the same each year, and that all dividends and distributions have been reinvested at net asset value.





                               PROSPECTUS SUMMARY

         The following is a summary and does not contain all the information that may be important to you. You should read the entire prospectus before deciding to invest.


The Fund and Its Invest-
ment Objective.........    The Fund is a diversified closed-end management
                           investment company. Its shares are traded on the Chicago Stock Exchange under the symbol "GRF." The
                           Fund's investment objective is long-term growth.
                           The Fund utilizes the concept of "total return" for selecting investments. "Total return" means the total of all income derived from, and the capital appreciation in value of, a particular investment.
                           The Fund tries to achieve total return by investing in those equity securities with growth potential and that also may be expected to increase cash dividends on a regular basis.

Principal Investment
Strategies.............    The Fund seeks to achieve its investment objective
                           primarily through investment in a portfolio of equity securities that is diversified, both by industry and company size. The Fund typically invests in securities of "growth companies" that have price/earnings and debt/equity ratios that are equal to or lower than the average of companies in the same industry. Other important factors are the price of the stock in relation to the underlying assets of the company and the growth potential of the company. The Fund invests in securities according to the perceived potential, whether those securities have large or small market capitalization. The majority of holdings are in large market capitalization stocks, but the Fund tries to have a balance in large, medium and small companies
                           (as measured by sales or revenues). Foreign securities may be purchased, but special attention is given to the risks associated with such securities.
                           The Fund seeks to achieve long-term growth in value, with little regard to short-term market fluctuations.
                           In addition, the Fund invests in companies that the Investment Adviser determines possess "special situation" characteristics. In general, a company possesses "special situation" characteristics if its securities are expected to appreciate solely by reason of a development particularly or uniquely applicable to that company. There can be no assurance that the Fund can continue to meet its investment objectives.

The Offering...........    The Fund's authorized capital stock consists of
                           50,000,000 shares of common stock, $0.001 par value.
                           As of December 31, 2002, the Fund had 2,264,097 shares of common stock outstanding. The Fund is offering 5,000,000 shares of its common stock to investors on a continuous "best efforts" basis through Broker Dealer Financial Services Corp.
                           ("BDFSC") and, in BDFSC's sole discretion, by other selected broker- dealers. See "Underwriting." The
                           Fund will sell shares each week to investors at a price equal to the Fund's current net asset value per share, which generally will be determined as of the close of business each Thursday, plus the applicable sales charge. The sales price may be determined by the following formula: net asset value divided by (1 minus the applicable sales charge), rounded to the nearest penny. Subscription payments will be deposited into an escrow account and used by the Fund each week to purchase shares upon acceptance of subscriptions, determination of the Fund's net asset value and receipt of collected funds for the subscription. Subscriptions are irrevocable by the subscriber once received by the Fund. The Fund's net asset value per share as of January 9, 2003, was $9.32. The minimum investment (inclusive of sales charges) by an investor in the this offering is $500.
                           There is no minimum number of shares that must be sold in the offering. All costs of the offering, other than sales commissions to BDFSC, will be paid directly by the Fund. Unless otherwise directed by the investor, shares purchased by each investor will be held by the Fund's transfer agent in noncertificated form in the name of the investor.

Investment Adviser.....    The Fund's investment adviser is Growth Fund Advisor,
                           Inc., a Michigan corporation ("Investment Adviser").
                           Its parent organization, National Association of Investment Clubs Trust, has been engaged in providing investment education and advisory services since
                           1951. The Fund's initial investment adviser was National Association of Investors Corporation
                           ("NAIC"), an affiliate of the Investment Adviser. As part of a corporate reorganization, the Trust formed the Investment Adviser, which succeeded NAIC as investment adviser to the Fund in 1999. The
                           Investment Adviser follows the following four investment principles developed by NAIC:

                             -   Invest regularly
                             -   Reinvest earnings
                             -   Invest in "growth"
                             -   Diversify


Advisory Fee...........    Under the Advisory Agreement, the Fund pays the
                           Investment Adviser an annual fee equal to 0.75% of the Fund's average weekly net asset value. The Fund's predecessor investment adviser, NAIC, waived the entire fee from the Fund's inception in 1990 through 1997. NAIC and the Investment Adviser, as applicable, collected 25% of the fee in 1998, 50% of the fee in 1999, and 75% of the fee in 2000. The Investment
                           Adviser did not waive any of its fee during 2001 and has advised the Fund it does not intend to waive any fees in the future.

Risk Factors...........    An investment in the Fund involves certain risks,
                           including:

                           - Investing for long-term appreciation with little regard to short-term market fluctuations. Price fluctuations over the short term can have an effect on the Fund's net asset value; stocks may have significant fluctuations in price.
                           - Investing in "growth companies" that may be more subject to business operating risks, economic conditions or market trends and volatility than other companies.
                           - Investing in "special situation" companies that are expected to have developments (e.g., a possible takeover, new product, etc.) uniquely applicable to that company. If the anticipated development does not occur, shares of "special situation" companies may not appreciate in value or may decrease in value.
                           -     Reliance on key personnel of the Investment
                                 Adviser.
                           - Characteristics of closed-end investment companies, like the Fund, such as the shares trading at a discount to the Fund's net asset value and fluctuations in the market price of the Fund's shares.
                           - Securities of small and medium sized companies may involve greater risk than investing in larger companies.
                           -     Foreign investments may be subject to
                                 heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners.


Distribution Policy....    The Fund distributes to shareholders at least
                           annually substantially all net long-term and short-term capital gains, dividends and other income of the Fund, after payment of Fund expenses.

Dividend Reinvestment
and Cash Purchase
Plan...................    You may elect to have all dividends and distributions
                           which accrue to you as a shareholder in the Fund automatically reinvested pursuant to the Fund's
                           Dividend Reinvestment and Cash Purchase Plan.
                           Depending upon market price per share compared to the then current net asset value per share of the Fund, the Plan Agent will either (a) receive shares from the Fund or (b) purchase shares on the open market on behalf of the participants in the Plan. If you elect to participate in the Dividend Reinvestment and Cash
                           Purchase Plan, you may also elect to make additional cash payments for investment by the Plan Agent in additional Fund shares.

                             FINANCIAL HIGHLIGHTS(A)
                              --------------------

         The financial highlights present a per share analysis of how the Fund's net asset value has changed during the periods presented. You should read this information in conjunction with the Fund's audited financial statements and notes incorporated by reference in the Statement of Additional Information. The financial highlights for each of the ten years ended December 31 were derived from the Fund's audited financial statements that have been audited by Arthur Andersen LLP, independent certified public accountants. Plante & Moran, LLP replaced Arthur Andersen LLP as the Fund's independent certified public accountants effective May 9, 2002.


                                                                   Year Ended December 31,
                         Six                              ----------------------------------------
                      Months
                       Ended     2001       2000       1999       1998       1997      1996      1995      1994      1993      1992
                    June 30,
                        2002
                 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
AT BEGINNING OF       $11.08    $11.96     $11.22     $10.86      $9.56      $7.89    $6.61      $5.00     $4.89     $4.71     $4.37
PERIOD
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME                   .01       .04        .09        .08        .12        .09      .09        .07       .04       .03       .05

NET REALIZED
AND UNREALIZED
GAIN ON
INVESTMENTS              .39     (.25)       2.18        .76       1.68       1.99     1.52       1.66       .11       .18       .37
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM
INVESTMENT
OPERATIONS               .38     (.21)       2.27        .84       1.80       2.08     1.61       1.73       .15       .21       .42

DISTRIBUTIONS
FROM:
   NET
INVESTMENT
  INCOME                  --     (.04)      (.09)      (.09)      (.11)      (.09)    (.09)      (.07)     (.04)     (.02)     (.04)
   REALIZED GAINS         --     (.64)     (1.44)      (.39)      (.39)      (.32)    (.24)      (.05)         0     (.01)     (.04)
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL                   --     (.67)     (1.53)      (.48)      (.50)      (.41)    (.33)      (.12)     (.04)     (.03)     (.08)
DISTRIBUTIONS

NET ASSET VALUE
AT END OF
PERIOD                $10.70    $11.08     $11.96     $11.22     $10.86      $9.56    $7.89      $6.61     $5.00     $4.89     $4.71
------------------------------------------------------------------------------------------------------------------------------------


                                                                   Year Ended December 31,
                         Six                              ----------------------------------------
                      Months
                       Ended     2001       2000       1999       1998       1997     1996       1995      1994      1993      1992
                    June 30,
                        2002
                 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE
MARKET VALUE,
END OF  PERIOD

         ASK          $11.05     10.75     $11.00     $10.25     $10.75     $15.25   $ 9.75      $7.13    $ 4.75     $5.63     $6.00

         BID          $10.55     10.25     $10.50     $10.00     $10.25     $14.50   $ 9.44      $6.88    $ 4.69    $ 4.75    $ 4.75

TOTAL
INVESTMENT
RETURN:

BASED ON
MARKET VALUE
     1 YEAR            5.94%     3.70%     30.90%      2.85%   (25.42%)     58.50%   42.94%     49.70%   (0.54%)     0.83%     1.72%
     FROM
INCEPTION             11.42%    11.66%     12.57%     10.28%     11.30%     17.84%   12.59%      7.85%     0.27%     0.50%     0.37%

BASED ON NET
ASSET VALUE
     1 YEAR          (6.74%)   (1.59%)     27.27%      7.75%     18.84%     26.43%   24.46%     34.60%     3.12%     4.65%     9.51%
     FROM
INCEPTION             11.55%    12.42%     13.81%     13.15%     13.79%     13.69%   11.92%      9.78%     4.92%     5.45%     5.77%

NET ASSETS, END
OF PERIOD (000's)  $24,047.6 $23,902.2  $23,927.8  $22,351.7  $20,701.2  $17,335.3  $13,487  $10,989.1  $8,316.6  $8,081.8  $7,432.3

(A) All per share data for 2000, 1999, 1998, and 1997 has been restated to reflect the effect of a 15% stock dividend which was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on September 18, 2000, and a 100% stock dividend which was declared on August 22, 1997 and paid October 1, 1997 to shareholders of record on September 12, 1997.



                                                               Year Ended December 31,
                    Six                                 -----------------------------------
                  Months
                   Ended
                 June 30,     2001      2000     1999      1998       1997        1996      1995          1994      1993      1992
                   2002
               (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO
AVERAGE NET
ASSETS:

RATIO OF            1.47%     1.57%     1.25%    1.00%     0.83%      0.96%      0.96%       1.19%        1.81%     2.00%     2.00%
EXPENSES TO
AVERAGE NET
ASSETS (B)

RATIO OF NET         .16%     0.32%     0.74%    0.70%     1.13%      0.96%      1.10%       1.16%        0.77%     0.63%     0.92%
INVESTMENT
INCOME
 TO AVERAGE NET
ASSETS (B)

PORTFOLIO          11.79%     1.77%    10.61%    4.20%     5.87%      6.31%      5.93%       6.90%        6.56%     0.62%     3.50%
TURNOVER RATE

AVERAGE            $0.125    $0.125    $0.125   $0.125    $0.125     $0.125     $0.125      $0.125       $0.125    $0.125    $0.125
COMMISSION RATE
PAID PER SHARE

------------------------------------------------------------------------------------------------------------------------------------

(B) For the years ended 2000, 1999, 1998, 1997, 1996, 1995, and 1994, the
Investment Adviser voluntarily waived all or a portion of its fees. Had the Investment Adviser not done so in 2000, 1999, 1998, 1997, 1996, 1995, and 1994 the ratio of expenses to average net assets would have been 1.44%, 1.37%, 1.39%, 1.69%, 1.68%, 1.94%, and 2.00% and the ratio of net investment income to average net assets would have been 0.55%, 0.32%, 0.57%, 0.23%, 0.38%, 0.41%, and 0.58%
for each of these years.

                                  RISK FACTORS

         The following summarizes certain risks that you should consider before deciding whether to invest in the Fund.

General Considerations

         You should understand that all investments have risks. Therefore, the Fund cannot guarantee you will not realize losses from investing in the Fund. In addition, the Fund cannot give you any assurance that the Fund's investment policy will be successful or that the Fund will attain its investment objectives. The Fund is not intended to serve as a complete investment program for an investor.

Long-Term Perspective


         The Fund emphasizes investing in equity securities for long-term capital appreciation as measured by "total return," with little regard to short-term market fluctuations. The Fund tries to achieve total return by investing in those equity securities with growth potential and that also may be expected to increase cash dividends on a regular basis. While the Fund does not attempt to purchase equity securities that have a high yield, relative to the popular stock averages, a record of increased cash dividends is one of the factors taken into consideration when selecting equity securities for the Fund's portfolio. The Fund is intended for investors who understand and are willing to accept the risks of seeking long-term appreciation.


Investment in Growth Companies


         Most of the companies in which the Fund invests are "growth companies." A "growth company" is a company that has exhibited faster-than-average gains in earnings over the last few years and is expected to continue to show high levels of profitable growth. The stocks of growth companies may involve more risk. For example, growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, stocks of such companies may have limited marketability and may be subject to more abrupt or erratic changes in stock price than securities of larger, more established companies or than overall market averages in general.


Investment in Special Situation Companies


         The Fund may also invest in companies that are determined by the Investment Adviser to possess "special situation" characteristics by reason of developments uniquely applicable to that company, such as possible takeovers, new product announcements, etc. If the anticipated development does not occur, shares of "special situation" companies may not appreciate in value or may decrease in value.

Investment in Small and Medium Sized Companies

         Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

Investment in Foreign Companies

         Investments in securities of foreign companies involve certain inherent risks. Foreign investments may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners. There is also the risk of unpredictable government confiscation of company assets and/or other controls. Further, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards. The Fund's investments in companies located in particular foreign countries could be adversely affected by changes in the value of that country's currency.


Reliance on Key Personnel


         Kenneth S. Janke is primarily responsible for the investment decisions made by the Investment Adviser on behalf of the Fund. Mr. Janke was also responsible, together with Thomas E. O'Hara, for the investment decisions made on behalf of the Fund by the Investment Adviser's predecessor, NAIC. Accordingly, Mr. Janke has been responsible in whole or in part for the investment decisions made on behalf of the Fund since the Fund's inception. Mr. Janke is a Director and Chairman and Chief Executive Officer of the Adviser. Mr. Janke's principal occupation during the past five years has been President (to February, 2002), Chairman and Chief Executive Officer (from February, 2002 to July, 2002), and Chairman (from July, 2002) of NAIC. There can be no assurance that a replacement can be found for Mr. Janke in the event he severs his employment relationship with the Investment Adviser or is unable to fulfill his role due to death or disability. There is no written employment contract between Mr. Janke and the Investment Adviser. Mr. Janke is 67 years old.

Offering Price


         The shares will be sold in the offering at a price equal to the Fund's net asset value per share as of the applicable determination date (usually, the close of business on the Thursday immediately prior to the sale in the offering), plus the applicable sales charge. The sales price may be determined by the following formula: net asset value divided by (1 minus the applicable sales charge), rounded to the nearest penny. Because the market value of the shares is likely to be different than the net asset value per share at any given time, the purchase price of shares in the offering may be more or less than the prevailing market price of the shares at the time of the sale. Because shares of closed-end funds frequently trade at market prices less than the net asset value per share, it is likely that the offering price per share will be greater than the market price per share at any given time.


Investment Company Shares

         As with any security, shares of the Fund may increase or decrease in value from time to time, and these changes may or may not be related to changes in the value of the securities held by the Fund (as reflected in its net asset value). In addition, shares of closed-end investment companies like the Fund frequently trade at a discount from net asset value. The possibility that shares of the Fund will trade at a discount to net asset value is a risk which is separate from the risk that the Fund's net asset value will decrease. The Fund cannot predict whether its shares will trade in the future at a premium to or a discount from net asset value or the level of any premium or discount.

Secondary Market for Fund's Shares

         The issuance of shares in the offering may have an adverse effect on the secondary market for the Fund's shares. The increase in outstanding shares resulting from the offering may put downward pressure on the market price for the shares of the Fund. The Fund also issues shares through its Dividend Reinvestment and Cash Purchase Plan. See "Dividend Reinvestment and Cash Purchase Plan." Shares may be issued under the Dividend Reinvestment and Cash Purchase Plan at a discount to the market price for the shares, which may also put downward pressure on the market price for shares of the Fund.

Repurchase of Shares by the Fund

         You will not have the right to have the Fund redeem your shares. However, the Fund is authorized to repurchase shares when they are trading at a discount of 10% or more below net asset value. If the Fund decides to repurchase shares, it is permitted to borrow money to finance these repurchases. Any such borrowing will exaggerate the effect of an increase or decrease in the value of portfolio securities on the Fund's net asset value. In addition, the Fund will be required to pay interest and other costs (such as commitment fees or the cost of maintaining minimum average balances) with respect to the borrowed funds, and these expenses may exceed the benefit to the Fund from repurchasing its shares.

Anti-Takeover Provisions

         Certain provisions of the Fund's Articles of Incorporation and By-laws are designed to prevent a takeover of the Fund. These provisions may have the effect of depriving shareholders of an opportunity to sell their shares at a premium. See "Description of Shares."

Regulated Investment Company

         The Fund has conducted and intends to continue to conduct its operations so that it qualifies as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). This relieves the Fund of any liability for federal income tax to the extent that its earnings are distributed to its shareholders. If the Fund fails at any time to qualify as a "regulated investment company," the income of the Fund for that fiscal year will be taxed. This would result in a decrease in income for distribution to shareholders of the Fund and a reduction in the net asset value of the Fund.



                                    THE FUND

         The Fund is a diversified, closed-end management investment company. Its investment objective is long-term growth as measured by "total return" on investment. "Total return" means the total of all income derived from, and the capital appreciation in value of, a particular investment over a particular period of time with particular emphasis on capital appreciation. The Fund tries to achieve total return by investing in those equity securities with growth potential and that also may be expected to increase cash dividends on a regular basis. While the Fund does not attempt to purchase equity securities that have a high yield, relative to the popular stock averages, a record of increased cash dividends is one of the factors taken into consideration when selecting equity securities for the Fund's portfolio.

         The Fund was incorporated under the laws of the State of Maryland on April 11, 1989, and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The business of the Fund is managed under the direction of its Board of Directors. The Fund's initial offering of shares of Common Stock was completed on July 2, 1990 with 549,810 shares issued at a price of $10 per share. A 15% stock dividend was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on September 18, 2000, and a 100% stock dividend was declared on August 22, 1997 and paid October 1, 1997 to shareholders of record on September 12, 1997. As of December 31, 2002, the Fund had 2,264,097 shares outstanding. The Fund has a total of 50,000,000 authorized shares of common stock.


         The Fund is not a party to any material pending legal proceedings.

         The Fund's common stock is listed on the Chicago Stock Exchange (the "Exchange") under the symbol "GRF." The following table shows, for the periods indicated, the Fund's (1) the high and low prices per share on the Exchange, (2) net asset value per share on the date of the high or low market price, and (3) the high and low premium (discount) to net asset value per share on that day.




                              Price Per Share         Applicable Net Asset Value            Premium/
                                                              Per Share                (Discount) to NAV
                           ---------------------      --------------------------     ----------------------
Calendar Quarters Ended
-----------------------
                             High          Low            High          Low           High            Low
                             ----          ---            ----          ---           ----            ---
December 31, 2002          $ 11.00       $  8.70        $  9.93       $  9.08         10.8%          (4.2)%
September 30, 2002           10.85          8.70          10.53          9.50          3.0%          (8.4)%
June 30, 2002                11.50         10.80          10.83         10.70          6.2%           0.9%
March 31,  2002              11.05         10.25          11.50         11.08         (3.9)%         (7.5)%
December 31, 2001            11.05         10.25          11.50         10.97         (3.9)%         (6.6)%
September 30, 2001           12.25         10.50          11.65         10.97          5.2%          (4.3)%
 June 30, 2001               12.00         11.00          11.70         11.14          2.6%          (1.3)%
March 31, 2001               11.63         10.75          11.69         10.59         (0.5)%         (1.5)%
December 31, 2000            12.25         10.75          13.18         12.42         (7.1)%        (13.4)%
September 30, 2000           11.26         10.41          13.07         12.75        (13.9)%        (18.3)%
June 30, 2000                10.63          9.56          12.69         12.33        (16.3)%        (22.5)%
March 31, 2000                9.93          8.61          10.86         10.79         (8.5)%        (20.2)%
December 31, 1999             9.24          8.50          11.23         10.96        (17.7)%        (22.5)%
September 30, 1999           10.20          9.14          11.27         10.49         (9.5)%        (12.9)%
June 30, 1999                 9.99          9.14          11.18         11.09        (10.7)%        (17.6)%
March 31, 1999                9.30          8.71          10.77         10.48        (13.7)%        (16.8)%



         On January 9, 2003, the net asset value per share was $9.32 and the high sale price was $10.60, which represents a premium of 13.7% from the net asset value. Like most closed-end investment companies, since the Fund's inception its shares have generally traded on the market for an amount less than their net asset value. The Fund cannot predict whether its shares will trade in the future at a premium or discount to net asset value, and if so, the level of such premium or discount.

                        INVESTMENT OBJECTIVE AND POLICIES


         The investment objective of the Fund is long-term growth utilizing the concept of "total return" for selecting investments. The Fund's investment objective may only be changed by the affirmative vote of a majority of the Fund's outstanding common stock. The Fund attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities. These securities may include common and preferred stocks, securities convertible into common stocks, and securities of "growth" companies and companies that possess "special situation" characteristics. The Fund invests in securities according to the perceived potential, whether those securities have large or small market capitalization. The majority of holdings are in large market capitalization stocks, but the Fund tries to have a balance in large, medium and small companies (as measured by sales or revenues). Foreign securities may be purchased, but special attention is given to the risks associated with such securities. Accordingly, the Fund typically invests in the securities of companies that have price/earnings and debt/equity ratios equal to or lower than the average for companies in the same industry. Other important factors the Investment Adviser takes into consideration are the price of the stock in relation to the value of the underlying assets of the company. In addition, the Fund does not generally invest in senior securities.

         The Fund may not issue senior securities, purchase any securities on margin or make short sales of securities, borrow money or underwrite securities of other issuers, except under limited circumstances permitted by the Fund's investment guidelines. For further information concerning the Fund's investment guidelines, including the limitations on and exceptions to such guidelines, see the information under the caption "Investment Guidelines" in the Statement of Additional Information.


                             THE INVESTMENT ADVISER

Background

         The Fund's investment adviser is Growth Fund Advisor, Inc. (the "Investment Adviser"), a Michigan corporation that is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The Investment Adviser provides the Fund with investment advisory services and, subject to the authority of the Board of Directors of the Fund, is responsible for the overall management of the Fund. The Fund is the Investment Adviser's only advisory client.

         The Investment Adviser assumed the role of providing investment advisory services to the Fund on September 1, 1999 from the Fund's former investment adviser, National Association of Investors Corporation ("NAIC"), a Michigan nonprofit corporation. The Investment Adviser is an indirect wholly owned subsidiary of the National Association of Investment Clubs Trust (the "Trust"), which is also the sole shareholder of NAIC.

         The Trust was formed in 1951 by three investment clubs with the objective of educating investors and promoting the formation of investment clubs. NAIC was organized by the Trust in 1975 to further this objective. Both NAIC and the Trust throughout their respective histories have been integrally involved in educating investors and assisting and encouraging the formation and operation of investment clubs. The Investment Adviser was organized in March 1999 to take over the investment advisory activities of NAIC, as part of a restructuring of NAIC and its various affiliates.


         NAIC publishes Better Investing, a monthly magazine distributed to its members and other subscribers. Better Investing provides investment and educational services to the public. Prior to the incorporation of NAIC in 1975, Better Investing was published by the Trust. The publication began in 1951 and was originally known as National Association of Investment Clubs News. In 1955, the name was changed to NAIC Bulletin and changed again in 1958 to Investment Club Bulletin. In 1965, the publication name was changed to Better Investing. As of December 31, 2001 Better Investing had over 375,911 subscribers, making Better Investing one of the largest investor magazines in the United States.


         The Investment Adviser's address is 711 West Thirteen Mile Road, Madison Heights, Michigan 48071.

Investment Principles

         Through their work with investors over several decades in connection with providing educational services, publishing Better Investing magazine, and assisting and promoting the formation of investment clubs, NAIC and the Trust developed an investment philosophy based on certain investment principles. The Trust and NAIC advocate their use in the NAIC Official Guide, Starting and Running a Profitable Investment Club, one of the educational materials prepared by the Trust and the NAIC. These investment principles may be summarized as follows:

                  - Invest Regularly: Money should be invested regularly without thought as to whether the stock market itself is high or low. Forecasting short-term movements in the stock market is very difficult but historically domestic stock prices have generally moved upwards over long periods of time. Also, regular purchases of stocks over a period of time without regard to whether the stock market is high or low will frequently result in a lower average cost per share.

                  - Reinvest Earnings: The reinvestment of earnings provides funds for the purchase of securities and generally builds up net worth.

                  - Invest in "Growth": Buying stocks of companies whose sales and earnings are expected to grow faster than the total economy and faster than their competitors is important because such growth, if it is on a sound basis, is likely to result in higher stock prices.

                  - Diversify: Investments should be diversified, both by the type of industry and size of company.

         NAIC has also developed a stock study program designed to assist its members in (1) studying an individual company so as to form a judgment as to its potential investment value, (2) comparing several companies and selecting for investment the stocks of companies that best meet their investment objectives, and (3) keeping informed on the stocks currently owned or which they contemplate owning in order to make informed decisions concerning further purchases or sales.

         The Investment Adviser uses the NAIC's investment principles and the methodology of the NAIC's stock study program in advising the Fund. However, the investment principles and stock study program were developed by the Trust and NAIC primarily for use by NAIC's members, and therefore they are not directly applicable in all cases to the management of the Fund's portfolio. The Investment Adviser may also use other investment principles or methods in managing the Fund's investments.

Advisory Fee


         The Fund and the Investment Adviser, as successor to NAIC, are parties to an Investment Advisory Agreement dated October 2, 1989 (the "Advisory Agreement"). Pursuant to the Advisory Agreement the Fund pays the Investment Adviser an annual advisory fee equal to 0.75% of the weekly net assets of the Fund. However, if the weekly net assets of the Fund are less than $3,800,000 during any week, then no advisory fee is paid or accrued by the Fund to the Investment Adviser for that week. The advisory fee is paid on a monthly basis. The Investment Adviser's predecessor, NAIC, waived all of its advisory fees since the inception of the Fund in 1990 through 1997. The Investment Adviser or its predecessor, as applicable, collected 25% of the fee in 1998, 50% of the fee in 1999, and 75% of the fee in 2000. The Investment Adviser collected all of its advisory fee in 2001 and has advised the Fund it does not intend to waive any of its fees in the future.


Payment of Expenses

         In addition to the advisory fee paid to the Investment Adviser, the Fund pays all of the other costs and expenses of its operation. This includes, among other things, expenses for legal and auditing services, costs of printing proxies, stock certificates and shareholder reports, charges of the custodian and transfer agent, SEC filing fees, fees and expenses of unaffiliated directors, accounting and pricing costs, membership fees and trade association dues, insurance, interest, brokerage costs, taxes, stock exchange listing fees and expenses, expenses of qualifying the Fund's shares for sale in various states, and other miscellaneous expenses properly payable by the Fund. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of 2% of the first $10,000,000 of the Fund's average net assets, 1.5% of the next $20,000,000 of average net assets, and 1% of the remaining average net assets for any fiscal year. Any excess Fund expenses are the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses is offset against the Investment Adviser's monthly advisory fee. In the event such amount exceeds the advisory fee payable to the Investment Adviser in any month, no advisory fees are paid to the Investment Adviser.


         The Fund will pay the expenses of this offering, other than the sales charges which are payable by the investors, directly from the general assets of the Fund. These costs will not be considered an expense of the Fund for purposes of the expense limitations of the Advisory Agreement.


Portfolio Management


         Kenneth S. Janke is primarily responsible for the investment decisions made by the Investment Adviser on behalf of the Fund. Mr. Janke was also responsible, together with Thomas E. O'Hara, for the investment decisions made on behalf of the Fund by the Investment Adviser's predecessor, NAIC. Accordingly, Mr. Janke has been responsible in whole or in part for the investment decisions made on behalf of the Fund since the Fund's inception. Mr. Janke is a Director and Chairman and Chief Executive Officer of the Investment Adviser. Mr. Janke's principal occupation during the past five years has been President (to February, 2002), Chairman and Chief Executive Officer (from February, 2002 to July, 2002), and Chairman (from July, 2002) of NAIC.


Legal Proceedings

         The Investment Adviser is not a party to any material pending legal proceedings.

                                 USE OF PROCEEDS


         The Fund estimates the net proceeds from the sale of the shares offered hereby will be $46,432,919, based on the Fund's net asset value of $9.32 on January 9, 2003 and a sale price per share of $9.81, as estimated $2,450,000 sales charge, and an estimated $167,081 in expenses, assuming that the offering continues for a two year period and all of the shares are sold in the offering. The Investment Adviser expects to invest the net proceeds in accordance with the Fund's investment objectives and policies. The timing of these investments will depend on when such proceeds are received and the availability at that time of securities meeting the Fund's investment guidelines and policies and other relevant conditions. Pending such investment, it is anticipated that the proceeds will be invested in short-term debt obligations or instruments. Investments in such short-term debt obligations or investments may reduce the Fund's yield. Because of the continuous nature of the offering, the Fund does not expect to encounter difficulties in investing the offering proceeds, and anticipates that the proceeds will be invested within a three- to six-month period after receipt by the Fund.


                               DISTRIBUTION POLICY

         Dividends will be paid annually on the shares in amounts representing substantially all the net investment income, if any, earned each year. Dividend payments will vary in amount, depending on investment income received and expenses of operation. Substantially all of any taxable net capital gain realized on investments will be paid to shareholders at least annually. The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive from that share.

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

         The Fund invites you to join the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), which is provided to give you easy and economical ways of increasing your investment in the Fund's shares. IF YOU HAVE ALREADY ELECTED TO PARTICIPATE IN THE PLAN, YOU DON'T NEED TO DO ANYTHING FURTHER TO MAINTAIN YOUR ELECTION. Participation in the Plan is not automatic and you must affirmatively elect to participate. American Stock Transfer & Trust Company acts as the Plan Agent on behalf of shareholders who are participants in the Plan.

         A subscriber for shares in this offering (other than a broker or a nominee from a financial institution) who is not currently a shareholder of the Fund, or a person who is currently a shareholder of the Fund who has not previously elected to participate in the Plan, or a shareholder which has terminated its election, may elect to become a participant in the Plan by filling in and signing a form of authorization included as part of the subscription agreement accompanying this prospectus and mailing the form to the Plan Agent, American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, New York 10038. The authorization must be signed by each of the registered shareholders of an account. Your participation in the Plan is voluntary and may be terminated or resumed at any time upon written notice from you received by the Plan Agent prior to the record date of the next dividend. Additional information regarding the election may be obtained from the Fund.

         Dividend payments and other distributions made by the Fund to participants in the Plan are made in one of two ways. They are paid to the Plan Agent either in cash (which then are used to purchase shares in the open market), or by the delivery of newly-issued Fund shares. The option chosen by the Plan Agent is the one that the Plan Agent determines is the most favorable to Plan participants, as described below.


         The Fund determines the net asset value of the Fund's shares on a date (a "Valuation Date") which is not more than five business days prior to a date fixed for payment of a dividend or other distribution from the Fund. The Plan Agent then compares the determined net asset value per share with the market price per share. For purposes of the Plan, "market price" is the highest price bid at the close of the market by any market maker on the date which coincides with the relevant Valuation Date, or, if no bids were made on such date, the next preceding day on which a bid was made. The market price was $10.60 on January 9, 2003.


         If the net asset value per share in any such comparison is lower than the market price per share, then the Plan Agent instructs the Fund to satisfy its obligation with respect to any such dividend or other distribution by issuing additional shares to the participants in the Plan. The shares are issued at a price per share equal to the greater of the determined net asset value per share or 95% of the market price per share determined as of the close of business on the relevant Valuation Date.

         However, if the net asset value per share (as determined above) is higher than the market price per share, then the Plan Agent instructs the Fund to satisfy its obligation with respect to any such dividend or other distribution by a cash payment to the Plan Agent for the account of Plan participants. The Plan Agent uses such cash payment to buy additional shares in the "open market" for the account of the Plan participants. However, the Plan Agent does not purchase shares in the open market at a price in excess of the net asset value per share as of the relevant Valuation Date. If the Plan Agent is unable to complete its acquisition of shares to be purchased in the open market by the end of the first trading day following receipt of the cash payment from the Fund, any remaining funds are used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund. The shares are issued at a price equal to the greater of the determined net asset value per share or 95% of the market price per share as of the date coinciding with or next preceding the date of the relevant Valuation Date.


         Participants in the Plan have the option of making additional cash payments to the Plan Agent, on a monthly basis, for investment in the Fund's shares. Such payments may be made in any amount from a minimum of $50 to a maximum of $1,000 per month. The Fund may, in its discretion, waive the maximum monthly limit with respect to any participant. At the end of each calendar month, the Plan Agent determines the amount of funds accumulated. Purchases made from the accumulation of payments during each calendar month are made on or about the first business day of the following month ("Investment Date"). These funds are used to purchase shares of the Fund's common stock from the Fund if the net asset value per share is lower than the market price per share as of the Valuation Date which occurs not more than five business days prior to the relevant Investment Date. In such a case, the Fund issues the shares at a price per share equal to the greater of the determined net asset value per share or 95% of the market price per share. If the net asset value per share is higher than the market price per share, then the Plan Agent uses such cash payments to buy additional shares in the open market for the account of the Plan participants. However, the Plan Agent will not purchase shares in the open market at a price in excess of the net asset value as of the relevant Valuation Date. If the Plan Agent is unable to complete its acquisition of shares to be purchased in the open market by the end of the Investment Date, any remaining cash payments are used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund at a price per share equal to the greater of the determined net asset value per share or 95% of the market price per share as of the relevant Valuation Date. All cash payments received by the Plan Agent in connection with the Plan are held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, participants that wish to make voluntary cash payments should send such payments to the Plan Agent in such a manner that assures that the Plan Agent will receive immediately available funds by the end of the month. If a voluntary cash payment is not received in time to purchase shares in any calendar month, such payment will be invested on the next Investment Date. A participant may withdraw a voluntary cash payment by written notice to the Plan Agent if the notice is received by the Plan Agent at least 48 hours before such payment is to be invested by the Plan Agent.


         The Plan Agent performs bookkeeping and other administrative functions, such as maintaining all participants' accounts in the Plan and furnishing written confirmation of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each participant are held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy includes those shares purchased pursuant to the Plan and of record as of the record date for determining those shareholders who are entitled to vote on any matter involving the Fund. In case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners, the Plan Agent administers the Plan on the basis of the aggregate number of shares certified from time to time by such shareholders as held for the account of beneficial owners who have elected to participate in the Plan.

         There are no special fees or charges to participants in the Plan other than reasonable transaction fees and a termination fee of $15 plus 10(cent) per share. For purchases by voluntary cash payments under the Plan, the Plan Agent will charge a pro rata share of the brokerage commissions, if any. Brokerage charges for purchasing small blocks of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, as the Plan Agent purchases Shares for all participants in larger blocks and prorating the lower commission rate thus applied.

         The automatic reinvestment of dividends and distributions does not relieve participants of any associated income tax liability. See "Taxation."

         The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment received and any dividend or distribution to be paid subsequent to a date specified in a notice of the change sent to all shareholders at least ninety days before such specified date. The Plan may also be terminated on at least ninety days' written notice to all shareholders in the Plan. All correspondence concerning the Plan should be directed to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, New York 10038.

                                    TAXATION

         The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will distribute substantially all of its net investment income and gains to shareholders. Therefore, it is not expected that the Fund will be subject to any federal income tax. These distributions are taxable as ordinary income or capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Fund, but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

         Each January you will be sent information on the tax status of any distribution made during the previous calendar year, including information on the amount and nature of the income or gains.

         Because each shareholder's situation is unique, you should always consult your tax adviser concerning the effect income taxes may have on your individual investment.


                              DESCRIPTION OF SHARES
General

         The Fund's only authorized class of capital stock is common stock, par value $.001 per share, of which 50,000,000 shares are authorized. The shares, upon issuance and payment therefor in accordance with this prospectus, will be fully paid and non-assessable. The shares have no preemptive, conversion or subscription rights and have equal rights as to voting and liquidation.

         Shareholders' right to elect directors of the Fund is non-cumulative. This means that the holders of a majority of the Fund's outstanding shares can elect all of the directors nominated for election at a meeting called for that purpose if they choose to do so. If this happens, the holders of the remaining shares will not be able to elect any directors.

         Shares issued in accordance with this prospectus will be held by the Fund's transfer agent in noncertificated form in the name of the investor, unless the investor elects otherwise in the subscription agreement. Each shareholder's proxy includes those shares purchased pursuant to the Plan and of record as of the record date for determining those shareholders who are entitled to vote on any matter involving the Fund. A shareholder may request the transfer agent to issue certificates for its shares. Fractional shares will be held and aggregated with other fractional shares and paid for by check in the event a shareholder requests a certificate.


         The following table provides certain information about the Fund's common stock as of December 31, 2002.

------------------------------------------------------------------------------------------------------------------
(1)                    (2)                          (3)                                  (4)
Title                  Amount Authorized            Amount Held by Fund or For its       Amount Outstanding
of Class                                            Account                              Exclusive of Amount Shown
                                                                                         under (3)
------------------------------------------------------------------------------------------------------------------
Common stock
$0.001 par value       50,000,000                   0                                    2,264,097 shares
------------------------------------------------------------------------------------------------------------------

         The number of the Fund's shareholders of record, as of December 31, 2002, is 2,230. The Investment Adviser held no shares as of such date and NAIC, the Investment Adviser's affiliate, held 29,544 shares as of such date. The number of shares beneficially owned by all Fund officers and directors as a group is 164,834 as of December 31, 2002, of which 7,455 are held in investment clubs with which certain officers and directors are affiliated.


Repurchase of Shares

         The Fund's shareholders do not, and will not, have the right to have their shares redeemed or repurchased by the Fund. The Fund may repurchase its shares, however, from time to time as and when it is deemed advisable by the Board of Directors of the Fund in order to attempt to reduce or eliminate a market discount from the net asset value of the shares. Such repurchases will be made, if at all, only when the shares are trading at a discount of ten percent (10%) or more below the net asset value of the shares, and in accordance with the 1940 Act which provides, in part, that the Fund must notify stockholders of its intention to purchase shares on the open market at some time within the six months preceding the purchase. The Fund may incur debt to finance share repurchase transactions by borrowing from banks and others on an unsecured basis as a temporary measure as described below ("Temporary Borrowings"). Such Temporary Borrowings may not exceed five percent (5%) of the value of the Fund's net assets at the time the loan is made. The Fund may pledge up to ten percent (10%) of the lesser of the cost or value of its total assets to secure Temporary Borrowings. The Fund will not borrow for investment purposes. Immediately after any Temporary Borrowing, the Fund will maintain asset coverage of not less than three hundred percent (300%) with respect to all Temporary Borrowings. The Fund may not enter into Temporary Borrowing transactions with affiliates.


         The Fund is not required to repurchase shares. Historically, the Fund has not repurchased any of its shares. The Board of Directors, in consultation with the Investment Adviser, will review on a regular basis, at meetings of the Board of Directors, the possibility of open market repurchases of the Fund's shares. Any shares repurchased will be canceled and returned to the status of authorized, but unissued common stock. Any repurchases of shares of the Fund will decrease the total assets of the Fund, thereby increasing the Fund's expense ratio.


         The shares trade in the open market, so long as any market exists, at a price that is a function of several factors, including their net asset value and yield. The shares of closed-end investment companies generally sell at market prices that vary from their net asset values. If the Fund repurchases its shares at prices below their net asset value, the net asset value of the remaining outstanding shares may be increased, but there can be no assurance that the market price of the remaining outstanding shares will be affected, either positively or negatively. Further, interest on borrowings to finance share repurchase transactions will reduce the Fund's net income. There can be no assurance that any repurchase of the shares will result in the shares trading at a price equal to or greater than their net asset value.

Certain Provisions of the Articles of Incorporation and By-laws

         The Fund presently has provisions in its articles of incorporation and by-laws that could have the effect of limiting the ability of certain entities or persons and their affiliates that beneficially own more than 5% of the outstanding shares of the Fund (a "Principal Shareholder") to acquire control of the Fund or to cause it to engage in certain transactions. The affirmative vote or consent of the holders of sixty-six and two-thirds percent (66 2/3%) of the shares of the Fund is required to authorize the conversion of the Fund from a closed-end to an open-end investment company, and generally to authorize any of the following transactions:

         - Merger or consolidation of the Fund with or into any Principal Shareholder;

         - Issuance of any securities of the Fund to any Principal Shareholder for cash;

         - Sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $500,000); or

         - Sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $500,000).

         However, any such vote or consent is not be required with respect to the foregoing transactions if the Board of Directors under certain conditions approves such transaction. Reference is made to the articles of incorporation and by-laws of the Fund on file with the Securities and Exchange Commission for the full text of these provisions. See "Further Information." These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.

                        DETERMINATION OF NET ASSET VALUE


         The net asset value of the shares is computed based upon the market value of the securities held by the Fund. Net asset value per share is calculated by dividing the value of all of the securities held by the Fund plus any cash or other assets minus all liabilities, including accrued expenses, by the total number of shares outstanding at such time. It is determined as of the close of business on Thursday of each week. If any Thursday is not a business day, the net asset value is determined as of the close of business on the last business day of the week preceding such Thursday. Portfolio securities are valued at market. Securities and assets for which market quotations are not readily available are valued at fair value by the Investment Adviser in accordance with guidelines established by the Fund's Board of Directors and provided to the Plan Agent. Investments with maturities of 60 days or less are valued at amortized cost.


         Shares of closed-end investment companies frequently trade at a discount to net asset value, but in some cases trade at a premium. The market price of the shares is determined by factors that are beyond the control of the Fund. These factors include trading volume of such shares, general market and economic conditions. The Fund cannot predict whether its shares will trade at, below or above net asset value. The Fund can, however, repurchase its own shares if they are trading at a discount of ten percent (10%) or more of net asset value. See "Description of Shares."

                                  HOW TO INVEST

         To invest in the Fund, please follow the steps below. This will help avoid any delays in processing your subscription.


                  -        Read this Prospectus carefully.

                  - Determine how much you would like to invest. The Fund's minimum investment is $500. The Fund reserves the right to increase the amount of this minimum for certain purchases. Sales charges payable to BDFSC will be deducted from your subscription payment.


                  - Carefully complete and sign the enclosed subscription agreement, including the optional Dividend Reinvestment and Cash Purchase Plan section if you want to participate in the Plan. By joining the Dividend Reinvestment and Cash Purchase Plan now, you can avoid the delay and inconvenience of having to submit an additional application later.

                  - Return the subscription agreement to NAIC Growth Fund, Inc., c/o Growth Fund Advisor, Inc., P.O. Box 220, Royal Oak, Michigan 48068 with your check made payable to "Standard Federal Bank N.A.- Escrow Agent".

         All subscriptions are subject to acceptance by the Fund and approval by BDFSC. Either the Fund or BDFSC may reject a subscription in its discretion for any reason. Subscriptions may not be revoked by the subscriber once received by the Fund.


         Shares sold pursuant to this Prospectus will be held by the Fund's transfer agent in noncertificated form in the purchaser's name, unless the purchaser elects otherwise in the Subscription Agreement. If a purchaser elects to receive a certificate for its common shares in the Subscription Agreement, the Fund will not issue fractional shares to the purchaser and will refund the portion of the sales price representing the fractional share, without interest, at the time of delivering the share certificate. Fractional shares will be issued for shares held by the transfer agent in noncertificated form. Such fractional shares will be aggregated with any other fractional shares held by the transfer agent for the purchaser from time to time and will be paid for by check, at the then-prevailing market price, if the purchaser requests a certificate for its shares after the acceptance of the purchaser's subscription in this offering.


                                  UNDERWRITING

         The Fund and Investment Adviser have entered into an Underwriting Agreement with BDFSC, a form of which has been filed as an exhibit to the Registration Statement of which this prospectus is a part. The summary of the Underwriting Agreement contained herein is qualified by reference to the Underwriting Agreement.

         Subject to the terms and conditions of the Underwriting Agreement, BDFSC will offer on a "best efforts" basis up to 5,000,000 shares of the Fund's common stock. BDFSC may also offer the shares through certain selected dealers. BDFSC is located at 8800 N.W. 62nd Avenue, Johnston, Iowa 50131. The offering will continue until all the shares are sold or until either the Fund or BDFSC terminate the offering on 30 days' notice to the other party.


         Sales of shares will generally be made on a weekly basis. Subscribers will submit Subscription Agreements and subscription payments as described under "How to Invest." Subscriptions may not be revoked by the subscriber once received by the Fund. The Fund's net asset value is determined as of the close of business each Thursday or, if a Thursday is not a business day, on the business day immediately preceding that Thursday (a "Determination Date"). On the first business day following each Determination Date, the Fund will sell shares at a price equal to the net asset value per share on the Determination Date, plus the applicable sales charge, to each subscriber whose subscription has been accepted by the Fund and approved by BDFSC on or before the Determination Date and whose subscription payment is held by the Escrow Agent in collected funds on or before the Determination Date. The sales price may be determined by the following formula: net asset value divided by (1 minus the applicable sales charge), rounded to the nearest penny.


         Funds in the escrow account will be held uninvested. Standard Federal Bank N.A. of Detroit, Michigan will act as the Escrow Agent.


         The minimum investment (inclusive of sales charges) in this offering by any investor is $500. The Fund reserves the right to increase the amount of this minimum for certain purchases. There is no minimum number of shares that must be sold in the offering.

         There will be a sales charge payable by investors to BDFSC out of their subscription payments for any shares sold pursuant to this prospectus, as follows:

         - 3.5% of the gross sales price per share sold before a selected broker-dealer enters into a selected dealer agreement with BDFSC; and

         - 5% of the gross sales price per share sold after any selected broker-dealer enters into a selected dealer agreement with BDFSC.

         The Fund has paid BDFSC a non-accountable expense allowance of $15,000.


         In connection with the sale of shares on behalf of the Fund, BDFSC may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, and the compensation of BDFSC may be deemed to be underwriting commissions or discounts. BDFSC has from time to time acted, and may continue to act while principal distributor, as broker in connection with the execution of the Fund's portfolio transactions. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

         The Investment Adviser will provide administrative services to the Fund in connection with the offering of the shares, including processing subscription agreements. No subscription will be effective unless and until it is accepted by the Fund and approved by BDFSC.

         The Fund and the Investment Adviser have jointly and severally agreed to indemnify BDFSC against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments that BDFSC may be required to make in respect thereof. However, the Underwriting Agreement provides that the Fund will not indemnify BDFSC to the extent that any loss, claim, liability, expense or damage is found in a final judgment by a court of competent jurisdiction to have resulted from the bad faith, willful misconduct or negligence of BDFSCor any selected dealer which has entered into a selected dealer agreement with BDFSC, or the breach by BDFSC or any such selected dealer of its duties and obligations under the Underwriting Agreement.


                                  LEGAL MATTERS

         The legality of the shares offered hereby has been passed on by Bodman, Longley & Dahling LLP, Detroit, Michigan, which serves as counsel to the Fund and to the Investment Adviser. Lewis A. Rockwell is counsel to the law firm of Bodman, Longley & Dahling LLP. Mr. Rockwell is also an officer and director of the Fund and an officer and director of the Investment Adviser.

         Certain legal matters have been passed on for BDFSC by Dorsey & Whitney LLP, Des Moines, Iowa.

                             REPORTS TO SHAREHOLDERS

         The Fund issues to its shareholders reports that include annual audited financial statements for each year ended December 31 and unaudited financial statements for each six month period ended June 30. The financial statements include a list of investments held.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The audited financial statements included in and incorporated by reference into the Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto. Plante & Moran, LLP replaced Arthur Andersen LLP as the Fund's independent certified public accountants effective May 9, 2002. The address of Plante & Moran, LLP is 27400 Northwestern Highway, Southfield, Michigan 48034.

                              FINANCIAL STATEMENTS

         The Fund's audited financial statements for the fiscal year ended December 31, 2001 are incorporated into the Statement of Additional Information by reference from the Fund's Annual Reports to Shareholders for the year ended December 31, 2001 and the Fund's unaudited financial statements for the period ended June 30, 2002 are incorporated by reference into the Statement of Additional Information from the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2002. The Fund will furnish without charge copies of its annual report and semi-annual report and any subsequent annual and semi-annual reports to prospective investors and shareholders upon request to the Fund, 711 West Thirteen Mile Road, Madison Heights, Michigan 48071, telephone (877) 275-6242, extension 331. These reports are also available on the Securities and Exchange Commission's EDGAR database and may also be obtained from the Securities and Exchange Commission. See "Further Information."


                 IMPORTANT NOTICE CONCERNING ARTHUR ANDERSEN LLP

         Section 11(a) of the Securities Act of 1933 provides that if any part of a registration statement at the time it becomes effective contains an untrue statement of a material fact or an omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, any person acquiring a security pursuant to such registration statement, unless it is proved that at the time of such acquisition such person knew of such untruth or omission, may sue, among others, every accountant who has consented to be named as having prepared or certified any part of the registration statement or as having prepared or certified any report or valuation which is used in connection with the registration statement with respect to the statement in such registration statement, report or valuation which purports to have been prepared or certified by the accountant.

         The Fund's financial statements incorporated by reference in the Statement of Additional Information were audited by the Fund's former independent auditor, Arthur Andersen LLP. However, the Fund has not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP with respect to the inclusion of such financial statements in the Statement of Additional Information. Under these circumstances, Rule 437a under the Securities Act of 1933 permits the Fund to file this registration statement without a consent of Arthur Andersen LLP. As a result, you will not be able to sue Arthur Andersen LLP pursuant to Section 11(a) of the Securities Act and therefore your right of recovery under that section may be limited as a result of the lack of the written consent.


                       STATEMENT OF ADDITIONAL INFORMATION

         The Fund's Statement of Additional Information contains additional information about the Fund which may be of interest to you. A copy of the Statement of Additional Information is available without charge to any person to whom this Prospectus is delivered, on written or oral request to the Plan Administrator, NAIC Growth Fund, Inc., 711 West Thirteen Mile Road, Madison Heights, Michigan 48071, attention: Statement of Additional Information, telephone (877) 275-6242, extension 331.

         The table of contents of the Statement of Additional Information is as follows:

         The Fund.............................................................
         Additional Investment Guidelines.....................................
         Directors, Officers and Principal Shareholders.......................
         Investment Adviser and Investment Advisory Agreement.................
         Dividend Reinvestment and Cash Purchase Plan.........................
         Custodian, Transfer Agent and Dividend Disbursing Agent..............
         Independent Public Accountants.......................................
         Portfolio Transactions and Brokerage.................................
         Taxation.............................................................
         Financial Statements.................................................

                               FURTHER INFORMATION

         This Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement is available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and may also be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations.

EXHIBIT 1
FORM OF SUBSCRIPTION AGREEMENT

                  NAIC Growth Fund, Inc. Subscription Agreement

CHECKS PAYABLE TO: STANDARD FEDERAL BANK N.A., ESCROW AGENT

MAIL SUBSCRIPTION AGREEMENT AND CHECK TO:   NAIC Growth Fund, Inc.
                                            c/o Growth Fund Advisor, Inc.
                                            P.O. Box 220
                                            Royal Oak, MI 48068

Check enclosed for $_______________________ for full and (if applicable) fractional shares at Net Asset Value and related sales charge ($500 minimum)

Register these shares exactly as printed below:

Owner Name
          -------------------------------------------------------------        -----------------------------------------------------
                                                                               (Tax Identification or Social Security Number)
Co-Owner(s) (if any)
                    ---------------------------------------------------

Address
       -----------------------------------------------------------------------------------------------------------------------------

City                                                                   State                              Zip
    ----------------------------------------------------------              ---------------------            -----------------------

Telephone                                                         E-mail
         -----------------------------------------------------          --------------------------------------------

Citizen of the USA:           Yes              No                If no, which country
                                 -----           -------                             -----------------------------------------------

Presently shareholder in Fund:           Yes               No
                                            ------           -------

In case of two or more co-owners, the shares will be registered "Joint Tenants with Right of Survivorship" (and not as Tenants in Common) unless otherwise specified. To register shares other than as joint tenants, contact your broker.

For owners other than individuals, the above owner is:

         Corporate                  HR10 or Keogh             Investment Club
---------                  ---------                 ---------

         IRA or SEP                 SIMPLE                    Trust
---------                  ---------                 ---------

         401(k)                     Other (specify)
---------                  ---------               -----------------------------

See the end of this form for additional required information and signatures applicable to owners other than individuals.

I wish to reinvest dividends and capital gains distributions by participating in the Dividend Reinvestment and Cash Purchase Plan.
Yes                 No
   -------            -------
(If you do not check either line, dividends and capital gains distributions will be paid in cash.)

I wish to: Hold shares in noncertificated form at Transfer Agent _________ Receive stock certificate ____________ (Fractional shares will not be issued in certificated form.) (If you do not check either of the above, shares will be held in noncertificated form at Transfer Agent.)

I am of legal age in my state of residence, which is __________________________.

I am not myself, nor am I related to, an officer, director, or employee of Broker Dealer Financial Services Corp., a Selected Dealer, NAIC Growth Fund, Inc., or the Growth Fund Advisor, Inc., except as stated below:

Name of Officer, Director, or Employee
                                      ------------------------------------------

Relationship                              Position
            -----------------------               ------------------------------

I authorize any instructions contained herein and certify, under penalties of perjury:

         (1) that the Tax Identification or Social Security Number shown above is correct; and

         (2)      (check which of the following is a true statement)

                  ___________I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to withholding.

                  ___________I am subject to backup withholding because the IRS has notified me.

         (3)      I am a U.S. person (including a U.S. resident alien).

I further certify that I have read and understand the Prospectus and related Statement of Additional Information and that the purchase of the shares pursuant to this Agreement is appropriate for me in light of my financial situation, investment objectives and other circumstances.


X                                          X
 ---------------------------------          ------------------------------------
       (Signature of Owner)                   (Signature of Co-Owner, if any)


FOR OWNERS OTHER THAN INDIVIDUALS OR JOINT TENANTS:

If the shareholder is an IRA, SEP, SIMPLE, Keogh, or 401(k), this agreement must be signed be the Fiduciary (Trustee or Custodian).

If the shareholder is a corporate or other non-individual entity (including Investment Clubs), enclose a copy of the Corporate Resolution or Partnership Authorization for this account, and a list of beneficial owners certified by authorized officer of partner.

If the shareholder is an HR10, Keogh, SIMPLE, 401(k), or other Trust, provide a copy of the trust agreement.

If you have any questions, please  call, write or e-mail:               Broker Dealer Financial Services Corporation
                                                                        8800 NW 62nd Avenue, PO Box 6240, Johnston, IA 50131
                                                                        515-286-2970 or 800-352-5634
                                                                        E-mail: GRF@BDFS.com

BDFSC Use Only  AE________ SC__________________                 Selected Dealer Use Only               Transfer Agent Use Only
Date Received_____________________________________
Date Mailed to Escrow Agent_________________________
Additional Documents Required______________________
Request Date ____________ Dated Received____________

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


SUBJECT TO COMPLETION, DATED JANUARY      , 2003


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

                             NAIC GROWTH FUND, INC.
                           711 West Thirteen Mile Road
                         Madison Heights, Michigan 48071

STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information ("Statement") is not a prospectus. It relates to a prospectus of NAIC Growth Fund, Inc. (the "Fund") dated________ _, 2003 (the "Prospectus"), and should be read together with the Prospectus. This Statement does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. This Statement incorporates by reference the entire Prospectus. A copy of the Prospectus, and any document incorporated by reference in this Statement, is available without charge to any prospective investor or shareholder of the Fund upon written or oral request to, NAIC Growth Fund, Inc., 711 West Thirteen Mile Road, Madison Heights, Michigan 48071, attention: Statement of Additional Information, telephone (877) 275-6242, extension 331.


                                TABLE OF CONTENTS

                                                                                                                       Page
                                                                                                                       ----
The Fund.............................................................................................

Additional Investment Guidelines.....................................................................

Directors, Officers and Principal Shareholders.......................................................

Investment Adviser and Investment Advisory Agreement.................................................

Dividend Reinvestment and Cash Purchase Plan.........................................................

Custodian, Transfer Agent and Dividend Disbursing Agent..............................................

Independent Public Accountants.......................................................................

Portfolio Transactions and Brokerage.................................................................

Taxation.............................................................................................

Financial Statements.................................................................................

         The Prospectus and this Statement omit certain of the information contained in the registration statement filed with the Securities Exchange Commission (the "Commission"), Washington, D.C. The registration statement may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge. The registration statement is also available on the Commission's website (www.sec.gov).




                          This Statement of Additional
                      Information is dated _______ _, 2003

                                    THE FUND


         NAIC Growth Fund, Inc. (the "Fund") is a diversified closed-end management investment company. The Fund's investment objective is long-term growth utilizing the concept of "total return" for selecting investments. "Total return" for purposes of this Statement of Additional Information ("Statement") is the total of all income derived from, and the capital appreciation in value of, a particular investment. The Fund tries to achieve total return by investing in those equity securities with growth potential and that also may be expected to increase cash dividends on a regular basis. While the Fund does not attempt to purchase equity securities that have a high yield, relative to the popular stock averages, a record of increased cash dividends is one of the factors taken into consideration when selecting equity securities for the Fund's portfolio. The Fund seeks to achieve its investment objective through investment in a diversified portfolio of equity securities. These securities may include those that possess "special situation" characteristics. The Fund's Investment Adviser is Growth Fund Advisor, Inc. (the "Investment Adviser"), an indirect subsidiary of the National Association of Investment Clubs Trust.


                        ADDITIONAL INVESTMENT GUIDELINES

         The investment objective, policies and restrictions of the Fund are described in the Prospectus under "Investment Objective and Policies." In addition, the Fund operates under the following additional guidelines. These guidelines constitute fundamental policies that cannot be changed without the affirmative vote of the holders of a majority of the Fund's outstanding common stock. All percentage limitations set forth below apply immediately after a purchase or initial investment. Any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The Fund may not:

         - Issue senior securities, as defined in the Investment Company Act of 1940 (the "1940 Act"), or mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with the borrowings mentioned in bullet three below. Any such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at the lesser of cost or market value.

         - Purchase any securities on margin or make short sales of securities, except as follows. The Fund may (i) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (ii) make short sales of securities so long as at all times during which a short position is open, the Fund owns an equal amount of such securities or, by virtue of ownership of securities, has the right without payment of further consideration to obtain an equal amount of the securities sold short (i.e., immediately convertible securities). No more than 15% of the Fund's total assets taken at current value will be held to cover such short sales at any one time.


         - Borrow money, except that the Fund may borrow from banks and others on an unsecured basis as a temporary measure to finance the repurchase of its shares, or for other extraordinary or emergency purposes. For further information, see the Prospectus under the caption "Description of Shares - Repurchase of Shares." While there is no limit on the amount which the Fund may borrow, the Fund has never borrowed any money.


         - Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

         - With respect to 50% of its net assets, invest in securities of any one issuer if immediately thereafter, as a result of such investment, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction does not apply to investments in United States government securities.

         - Purchase more than 10% of the outstanding voting securities of any one issuer.

         - Invest more than 25% of its net assets, taken at market value at the time of each investment, in the securities of issuers of any particular industry. This restriction does not apply to investments in United States government securities.

         -        Invest in oil, gas or mineral leases.

         -        Invest in real estate or real estate limited partnerships.

         -        Invest in general and limited partnership interests.

         -        Invest in options.


         - Invest more than fifteen percent 15% of net assets in illiquid assets, including but not limited to, commodities or commodity contracts, futures contracts, puts, calls, straddles, spreads, foreign securities, and included within this 15% limitation no more than 10% of net assets in companies with less than three years of operating history, nor more than 5% of net assets in restricted securities.


         - Invest more than 5% of net assets in warrants valued at the lower of cost or market of which at least 3% must be listed on the NYSE or AMEX.

         -        Make loans of money or securities.

         - Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or during Temporary Periods, if more than 10% of the market value of the Fund's total assets would be invested in securities of other investment companies, more than 5% of the market value of the Fund's total assets would be invested in the securities of any one investment company, or the Fund would own more than three percent 3% of any other investment company's securities. See the information in the Prospectus under the caption "Investment Objective and Policies."

         - Engage in short-term trading resulting in portfolio turnover greater than 50% annually.

         - Effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its investment adviser, unless such transactions (including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer affecting such transaction) are not unfair or inequitable to the shareholders of the Fund. See "Portfolio Transactions and Brokerage."

                 DIRECTORS, OFFICERS AND PRINCIPAL SHAREHOLDERS

         The business of the Fund is managed under the direction of its Board of Directors. The directors and officers of the Fund, their principal occupations for at least the last five years and other pertinent information are set forth below. The address of each is the address of the Fund.

DIRECTORS WHO ARE INTERESTED PERSONS OF THE FUND AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
    NAME,        Position(s)         Term of          Principal Occupation(s) During          Number of            Other
   ADDRESS        Held with        Office and                  Past 5 Years                 Portfolios in      Directorships
     AND            Fund            Length of                                               Fund Complex          Held by
    AGE*                           Time Served                                               Overseen by          Director
                                                                                             Director**           (PUBLIC
                                                                                                                 COMPANIES)
------------------------------------------------------------------------------------------------------------------------------------
Thomas        Chairman of       Term of office     Chairman Emeritus of the Board           One                 None.
E.            the Board and     one year.          and Trustee of the National
O'Hara        Director          Served as a        Association of Investors
Age 86                          director since     Corporation, a nonprofit
                                1989.              corporation engaged in investment
                                                   education ("NAIC") and Chairman
                                                   Emeritus and Director of Growth
                                                   Fund Advisor, Inc., the Fund's
                                                   investment adviser (the
                                                   "Investment Adviser"), from
                                                   February, 2002 to present.
                                                   Chairman and Trustee of NAIC
                                                   and Chairman and Director of the
                                                   Investment Adviser to February,
                                                   2002.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    NAME,        Position(s)         Term of          Principal Occupation(s) During          Number of            Other
   ADDRESS        Held with        Office and                  Past 5 Years                 Portfolios in      Directorships
     AND            Fund            Length of                                               Fund Complex          Held by
    AGE*                           Time Served                                               Overseen by          Director
                                                                                             Director**           (PUBLIC
                                                                                                                 COMPANIES)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth       Director,         Term of office     Chairman and Trustee of NAIC             One                 Director, AFLAC
S. Janke      President and     one year.          and Chairman, Chief Executive
Age 67        Treasurer         Served as a        Officer and Director of the
                                director since     Investment Adviser from July,
                                1989.              2002. Chairman, Chief Executive
                                                   Officer and Trustee of NAIC and
                                                   Chairman, Chief Executive
                                                   Officer and director of the
                                                   Investment Adviser from February,
                                                   2002 to July 2002. President and
                                                   Trustee of NAIC and President and
                                                   Director of the Investment adviser
                                                   to February, 2002.
------------------------------------------------------------------------------------------------------------------------------------
Lewis A.      Director and      Term of office     Counsel to the law firm of               One                 None
Rockwell      Secretary         one year.          Bodman, Longley & Dahling LLP,
Age 83                          Served as a        counsel to the Fund, NAIC and the
                                director since     Investment Adviser; Trustee and
                                1989.              Secretary of NAIC; Director and
                                                   Secretary of the Investment
                                                   Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Peggy L.      Director          Term of office     Adult Education Teacher; Trustee         One                 None.
Schmeltz                        one year.          of NAIC; Director of Bowling
Age 74                          Served as a        Green State University Foundation
                                director since     Board; former member of NYSE
                                1989.              Advisory Committee.
------------------------------------------------------------------------------------------------------------------------------------


         *The address of each is the address of the Fund. Messrs. O'Hara, Janke and Rockwell and Mrs. Schmeltz are interested persons of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. O'Hara is an interested person because he is a trustee of NAIC and a director of the Investment Adviser. Messrs. Janke and Rockwell are interested persons because they are trustees and officers of NAIC and directors and officers of the Investment Adviser, as noted above. Mrs. Schmeltz is an interested person because she is a trustee of NAIC.

         **The Fund is not part of any fund complex.

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND


------------------------------------------------------------------------------------------------------------------------------------
    NAME,        Position(s)         Term of          Principal Occupation(s) During         Number of             Other
   ADDRESS        Held with        Office and                  Past 5 Years                Portfolios in       Directorships
   AND AGE*          Fund           Length of                                                   Fund              Held by
                                   Time Served                                                Complex            Director
                                                                                            Overseen by           (Public
                                                                                             Director**         Companies)
------------------------------------------------------------------------------------------------------------------------------------
Carl A.        Director         Term of office     President and Director, Greater          One             None.
Holth                           one year.          Detroit Capital Corporation;
Age 69                          Served as a        Financial Consultant and President
                                director since     of Carl A. Holth & Associates, Inc.
                                1989.              (a private financial consulting and
                                                   business appraisal firm); Director,
                                                   Sunshine Fifty, Inc., and Harrison
                                                   Piping Supply, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Benedict       Director         Term of office     Retired; Director and Treasurer,         One             None.
J. Smith                        one year.          Detroit Executive Service Corps;
Age 81                          Served as a        Director, Vista Maria (a nonprofit
                                director since     charitable organization); Trustee,
                                1989.              Henry Ford Health System,
                                                   Behavioral Services.
-----------------------------------------------------------------------------------------------------------------------------------
James M.       Director         Term of office     Retired; Director, Wheaton               One             Chateau
Lane                            one year.          College, William Tyndale College,                        Communities,
Age 73                          Served as a        Baseball Chapel, Inc. and Christian                      Inc. (owner and
                                director since     Camps, Inc.                                              operator of
                                1996.                                                                       manufactured
                                                                                                            home
                                                                                                            communities)
------------------------------------------------------------------------------------------------------------------------------------
Luke E.        Director         Term of office     Partner in the law firm of Foley &       One             LaCrosse
Sims                            of one year.       Lardner. Director, Wilson-Hurd                           Footwear, Inc.
Age 52                          Served as a        Mfg. Co. and Notre Dame Middle                           (manufacturer
                                director since     School, Inc.                                             and marketer of
                                2002.                                                                       sporting and
                                                                                                            industrial
                                                                                                            footwear)
------------------------------------------------------------------------------------------------------------------------------------


         *The address of each is the address of the Fund.

         **The Fund is not part of any fund complex.

         No person is known by the Fund to own of record or beneficially 5% or more of its outstanding shares of common stock.

         The Fund has no standing nominating or compensation committees of the Board of Directors, or committees performing similar functions. The Fund has a Management Proxy Committee comprised of Messrs. O'Hara and Janke to cast votes represented by properly executed proxies. The Management Proxy Committee met one time during the Fund's fiscal year ended December 31, 2001. The Fund also has an Audit Committee comprised of Messrs. O'Hara, Holth and Smith. The Audit Committee reviews the services provided by the Fund's independent accountants and consults with the accountants. The Audit Committee met 1 time during the Fund's fiscal year ended December 31, 2001.

         The following tables set forth the dollar range of the Fund's common stock, par value $0.001 per share, which is the Fund's only equity security, owned by each director, valued at the market price per share of $10.75 as of December 31, 2001.

DIRECTORS WHO ARE INTERESTED PERSONS OF THE FUND

------------------------------------------------------------------------------------------------------------------------------------
             NAME OF DIRECTOR                 DOLLAR RANGE OF EQUITY SECURITIES IN         AGGREGATE DOLLAR RANGE OF EQUITY
                                                            THE FUND                      SECURITIES IN ALL FUNDS OVERSEEN OR
                                                                                             TO BE OVERSEEN BY DIRECTOR OR
                                                                                            NOMINEE IN FAMILY OF INVESTMENT
                                                                                                      COMPANIES*
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. O'Hara                                     $50,001 - $100,000                           $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------------------
Kenneth S. Janke                                     Over $100,000                                Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Lewis A. Rockwell                                    Over $100,000                                Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Peggy L. Schmeltz                                    Over $100,000                                Over $100,000
------------------------------------------------------------------------------------------------------------------------------------


         *The Fund is not part of a family of investment companies.

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND

------------------------------------------------------------------------------------------------------------------------------------
    NAME OF DIRECTOR                 DOLLAR RANGE OF EQUITY SECURITIES IN         AGGREGATE DOLLAR RANGE OF EQUITY
                                                   THE FUND                      SECURITIES IN ALL FUNDS OVERSEEN OR
                                                                                    TO BE OVERSEEN BY DIRECTOR OR
                                                                                   NOMINEE IN FAMILY OF INVESTMENT
                                                                                             COMPANIES*
------------------------------------------------------------------------------------------------------------------------------------
Carl A. Holth                               $10,001 - $50,000                          $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Benedict J. Smith                           $10,001 - $50,000                          $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
James M. Lane                               $10,001 - $50,000                          $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Luke E. Sims                                Over $100,000                              Over $100,000
------------------------------------------------------------------------------------------------------------------------------------


         *The Fund is not part of a family of investment companies.

         No director, nor any of their immediate family members, owns any securities beneficially or of record in the Fund's Investment Adviser or any of its affiliates, or in the Fund's principal underwriter or any of its affiliates.

         The following tables set forth the aggregate compensation paid to all directors in 2001. Directors who are affiliated with the Investment Adviser or the Investment Adviser's affiliates do not receive any compensation for service as a director. The Chairman and President are not compensated by the Fund, except for reimbursement for out-of-pocket expenses relating to attendance at meetings and other operations of the Fund. No other officer of the Fund received compensation from the Fund in 2001 in excess of $60,000.

DIRECTORS WHO ARE INTERESTED PERSONS OF THE FUND

---------------------------------------------------------------------------------------------------------------------------------
    NAME OF PERSON,              Aggregate                Pension or            Estimated Annual        Total Compensation
        POSITION             Compensation from       Retirement Benefits         Benefits Upon            From Fund and
                                   Fund*              Accrued as Part of           Retirement           Fund Complex Paid
                                                        Fund Expenses                                     to Directors**
---------------------------------------------------------------------------------------------------------------------------------
Thomas E. O'Hara,                   None                     None                     None                     None
Chairman and
Director
---------------------------------------------------------------------------------------------------------------------------------
Kenneth S. Janke,                   None                     None                     None                     None
President, Treasurer
and Director
---------------------------------------------------------------------------------------------------------------------------------
Lewis A. Rockwell,                  None                     None                     None                     None
Secretary and
Director
---------------------------------------------------------------------------------------------------------------------------------
Peggy L. Schmeltz,                  $ 1900                   None                     None                     $ 1900
Director
---------------------------------------------------------------------------------------------------------------------------------

         *All amounts shown are for service as a director.

         **The Fund is not part of any fund complex.

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND

---------------------------------------------------------------------------------------------------------------------------------
    NAME OF PERSON,              Aggregate                Pension or            Estimated Annual     Total Compensation
        POSITION             Compensation from       Retirement Benefits         Benefits Upon       From Fund and
                                   Fund*              Accrued as Part of           Retirement        Fund Complex Paid
                                                        Fund Expenses                                to Directors**
---------------------------------------------------------------------------------------------------------------------------------
Cynthia P. Charles,            $ 1900                   None                     None                     $ 1900
Director ***
---------------------------------------------------------------------------------------------------------------------------------
Carl A. Holth,                 $ 1900                   None                     None                     $ 1900
Director
---------------------------------------------------------------------------------------------------------------------------------
James M. Lane,                 $ 1900                   None                     None                     $ 1900
Director
---------------------------------------------------------------------------------------------------------------------------------
Benedict M. Smith,             $ 1900                   None                     None                     $ 1900
Director
---------------------------------------------------------------------------------------------------------------------------------

         *All amounts shown are for service as a director.

         **The Fund is not part of any fund complex.

         ***Mrs. Charles resigned as a director on April 18, 2002.


              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT

         The Fund's Investment Adviser is Growth Fund Advisor, Inc., a Michigan corporation (the "Investment Adviser"). The Investment Adviser is a wholly owned subsidiary of N.A.I.C. Holding Corporation, a Michigan corporation which conducts no business activities. The National Association of Investors Corporation, a Michigan nonprofit corporation ("NAIC") and N.A.I.C. Holding Corporation are each wholly owned subsidiaries of the National Association of Investment Clubs Trust (the "Trust"). Mr. O'Hara is the Chairman Emeritus and a Trustee of the Trust; Mr. Janke is the Chairman and a Trustee of the Trust;

and Mr. Rockwell is the Secretary and a Trustee of the Trust. The Fund is the Investment Adviser's sole advisory client. The Trust was formed in 1951 by three investment clubs with the objective of educating investors and promoting the formation of investment clubs. NAIC was organized by the Trust in 1975 to further this objective. Both NAIC and the Trust throughout their respective histories have been integrally involved in educating investors and assisting and encouraging the formation and operation of investment clubs. The Investment Adviser was organized in March 1999 to take over the investment advisory activities of NAIC, as part of a restructuring of NAIC and its various affiliates. For further information concerning the Investment Adviser, see the information in the Prospectus under the caption "The Investment Adviser."

Affiliated Persons

         The following persons are "affiliated persons" of the Fund who are also "affiliated persons" with respect to the Investment Adviser, as defined by the 1940 Act:


          --------------------------------------------------------------------------------------------------------
                Individual                                         Position with Investment Adviser
          --------------------------------------------------------------------------------------------------------
          Thomas E. O'Hara (1)                                  Chairman Emeritus of the Board and Director
          Kenneth S. Janke (2)                                  Chairman, Chief Executive Officer and Director
          Lewis A. Rockwell (3)                                 Secretary, Director
          --------------------------------------------------------------------------------------------------------

(1) Mr. O'Hara is also the Chairman of the Board of Directors of the Fund.
(2) Mr. Janke is primarily responsible for the investment decisions made on behalf of the Fund by the Investment Adviser. Mr. Janke is also the President and a Director of the Fund.
(3) Mr. Lewis A. Rockwell is counsel to the law firm of Bodman, Longley & Dahling LLP, which acts as counsel for the Investment Adviser as well as the Fund. Mr. Rockwell is also the Secretary and a Director of the Fund.

Advisory Agreement

         The Advisory Agreement between the Investment Adviser, as successor to NAIC, and the Fund dated October 2, 1989 (the "Advisory Agreement") provides that, subject to the direction of the board of directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the board of directors of the Fund.

         The Investment Adviser is not dependent on any other party in providing the investment advisory services required in the management of the Fund. The Investment Adviser may, however, consider analyses from other various sources, including broker-dealers with which the Fund does business. The Investment Adviser is also obligated to perform certain administrative and management services for the Fund and is obligated to provide all of the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

Code of Ethics

         The Fund and the Investment Adviser have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. This Code of Ethics permits personnel subject to its provisions to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of the Code of Ethics may be obtained, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

Advisory Fee


         For the services provided by the Investment Adviser under the Advisory Agreement, the Fund will pay to the Investment Adviser a monthly advisory fee at an annual rate of three-quarters of one percent (0.75%) of the weekly net assets of the Fund. However, if the weekly net assets of the Fund are below $3,800,000, then no advisory fee is paid or accrued by the Fund to the Investment Adviser for that month. The Investment Adviser's predecessor, NAIC, waived the advisory fee from the Fund's inception through 1997. The Investment Adviser or its predecessor, as applicable, collected 25% of the fee ($35,883) in 1998, 50% of the fee ($80,336) in 1999, and 75% of the fee ($139,978) in 2000. The Investment Adviser collected all of the fee in 2001($182,924) and has advised the Fund it intends to collect all of the fee thereafter.

Payment of Expenses

         In addition to the advisory fee, the Fund pays all of the other costs and expenses of its operation. These include, among other things, expenses for legal and auditing services, costs of printing proxies, stock certificates and shareholder reports, charges of the custodian and transfer agent, Commission filing fees, fees and expenses of unaffiliated directors, accounting and pricing costs, membership fees and trade association dues, insurance, interest, brokerage costs, taxes, stock exchange listing fees and expenses, expenses of qualifying the Fund's shares for sale in various states, and other miscellaneous expenses properly payable by the Fund. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of 2% of the first $10,000,000 of the Fund's net assets, 1.5% of the next $20,000,000 of the net assets, and 1% of the remaining net assets of the Fund for any fiscal year. Any excess expenses are the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses is offset against the Investment Adviser's monthly advisory fee. In the event such amount exceeds the advisory fee payable in any month, no fees are collected by the Investment Adviser at such time.


         The Fund will pay all expenses of this offering, other than sales charges which are payable by the investors, directly from the general assets of the Fund. These costs will not be considered an expense of the Fund for purposes of the expense limitations of the Advisory Agreement.


Duration and Termination; Approval

         The Advisory Agreement became effective on July 2, 1990. It has been approved by a vote of the majority of the Board of Directors of the Fund and by the vote of a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party (as defined in the 1940 Act). The Advisory Agreement will continue in effect only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by a vote of the majority of the outstanding voting securities of the Fund. Under the 1940 Act, this is the vote (a) of 67% or more of the shares of the Fund present at an annual or special meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) of more than 50% of the outstanding shares, whichever is less. The Advisory Agreement is not assignable. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Directors of the Fund or by a vote of the majority of the outstanding voting securities of the Fund. The Investment Adviser may terminate the Advisory Agreement upon sixty days written notice to the Fund.


         The continuance of the Advisory Agreement has been approved annually by the Board of Directors of the Fund since its inception. It was last approved by the Board of Directors of the Fund at its meeting on December 5, 2002. The Board of Directors, in approving the continuance of the Advisory Agreement, took into consideration that the Investment Adviser principally uses the NAIC's investment principles and the methodology of the NAIC's stock study program in advising the Fund, which is consistent with the Fund's investment objective. The Board of Directors also regularly reviews the performance of the Fund in comparison to other closed end growth funds and based upon this review, and taking into account the amount of the advisory fee, has determined that it is in the best interest of the Fund to continue the Advisory Agreement.


Use of Name

         The National Association of Investors Corporation ("NAIC"), the predecessor to the Investment Adviser, has become well known through its educational activities and publications. The Fund had no prior operating history and therefore at the time of the initial public offering of the Fund's shares was not well known. As a result, NAIC consented to allow the Fund to use NAIC as part of the Fund's name. The Fund acknowledges that NAIC may withdraw from the Fund the use of its name. However, if it does so, the Investment Adviser has agreed to submit the question of continuing the Investment Advisory Agreement to a vote of the Fund's shareholders at that time. Pursuant to the Advisory Agreement NAIC may grant the use of its name in whole or in part to another investment company or business enterprise. However, the Investment Adviser has agreed to submit the question of continuing the Advisory Agreement to the vote of the Fund's shareholders at that time.

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

         The Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") allows participating shareholders to reinvest all dividends and capital gain distributions in additional shares of the Fund. The Plan also allows participants to make optional cash investments monthly through American Stock Transfer & Trust Company, the Plan Agent, in amounts ranging from a minimum of $50 to a maximum of $1,000. With the Fund's permission, participating shareholders may also make optional cash investments in excess of the monthly maximum. Shares purchased by Plan Participants in connection with the reinvestment of dividends or optional cash investments may be issued by the Fund if the Fund's shares are trading at a premium to net asset value. If the Fund's shares are trading at a discount to net asset value, shares purchased under the Plan will be purchased on the open market. Shares issued by the Fund under the Plan will be issued at the greater of (i) net asset value or (ii) a discount of 5% to the market price. Shareholders in the Fund may elect to participate in the Plan by notifying American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, New York 10038. Additional information about the Plan may be obtained from the Fund at (877) 275-6242, extension 331. For additional information, See "Dividend Reinvestment and Cash Purchase Plan" in the Prospectus.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         Standard Federal Bank N.A. ("SFB") acts as Custodian for the Fund. SFB is a national banking association whose address is 2600 West Big Beaver Road, Troy, Michigan 48084. American Stock Transfer & Trust Company acts as the Transfer Agent and Dividend Disbursing Agent for the Fund. American Stock Transfer & Trust Company's address is P.O. Box 922, Wall Street Station, New York, New York 10038.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The annual financial statements included in and incorporated by reference in the Prospectus and Statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto. Arthur Andersen LLP did not perform any other services for the Fund during the year ending December 31, 2001. Plante & Moran, LLP replaced Arthur Andersen LLP as the Fund's independent certified public accountants effective May 9, 2002.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the policies established by the Board of Directors of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. In executing such transactions, the Investment Adviser seeks to obtain the most favorable execution and price taking into account such factors as price, size of order, difficulty of execution and operation of facilities of the firm involved and the firm's risk in positioning a block of securities.

         The Investment Adviser and the Fund have no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. The Investment Adviser is also authorized to consider, in selecting brokers or dealers with which such orders may be placed, certain statistical, research and other information or services furnished to the Investment Adviser by brokers or dealers (the terms "statistical, research and other information or services" include advice as to the value of securities and the responsibility of investing in, purchasing, or selling securities; the availability of securities or purchasers or sellers of securities; and the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy in the performance of accounts). The Investment Adviser may pay a broker a commission in excess of that which another broker might charge in recognition of the value of the statistical, research and other information provided by such broker.

         The Investment Adviser also makes recommendations as to the manner in which voting rights, rights to consent to corporate action, or other rights pertaining to the Fund's portfolio securities will be exercised.

         A substantial portion of the securities in which the Fund invests may be traded in the over-the-counter markets, and the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, the Fund does not deal with affiliated persons in connection with such transactions. However, affiliated persons of the Fund may serve as its broker in the over-the-counter market and other transactions conducted on an agency basis.

         The Board of Directors of the Fund has adopted certain policies incorporating the standards of Rule 17e-1 issued by the Commission under the 1940 Act, which require that the commissions paid to affiliates of the Fund, or to affiliates of such persons, must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Investment Adviser to furnish reports to the Board of Directors of the Fund and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Board of Directors of the Fund will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.

         The aggregate dollar amount of brokerage commissions paid by the Fund during the fiscal years ending December 31, 1999, 2000, 2001 was $15,053, $19,294 and $5,884, respectively. The lower amount of brokerage commissions paid in 2001 was primarily due to a decrease in the Fund's portfolio turnover rate. During the Fund's fiscal year ending December 31, 2001, 100% of the brokerage commissions paid by the Fund were paid to Broker Dealer Financial Services Corp. ("BDFSC"), the Fund's principal underwriter, for 100% of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through such broker such year.

         The rate of total portfolio turnover of the Fund through its fiscal year ending December 31, 2001 was 1.77%.

                                    TAXATION

Other Tax Consequences

         In addition to the federal income tax consequences described in the Prospectus applicable to an investment in the Fund, the Fund may be subject to state or local taxes in jurisdictions in which the Fund may be deemed to be doing business. Also, there may be other federal, state, or local tax considerations applicable to the circumstances of a particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their own tax situation.

                              FINANCIAL STATEMENTS

         The Fund's statement of assets and liabilities, including the portfolio of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the last five years, are hereby incorporated by reference to the Fund's Annual Report to Shareholders for the year ended December 31, 2001.

         The Fund's statement of assets and liabilities, including the portfolio of investments, as of June 30, 2002, and the related statement of operations for the period then ended, the statements of changes in net assets for the period then ended, and the financial highlights for the period then ended, are hereby incorporated by reference to the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2002.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (1)      Financial Statements

                  Contained in Part A:

                  Financial Highlights for the years ended December 31, 2001, 2000, 1999, 1998, 1997, 1996, 1995, 1994, 1993, and 1992.

                  Contained in Part B:

                  Financial Statements are incorporated in Part B by reference to the Registrant's December 31, 2001 Annual Report and Semi-Annual Report for the period ended June 30, 2002.

         (2)      Exhibits

                  (a) Articles of Incorporation, as amended (incorporated by reference to Exhibit 1 to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 33-28506, Investment Company Act File No. 811-5807, Amendment No. 1, dated July 14,
                           1990).

                  (b) By-laws, as amended (incorporated by reference to Exhibit 2(b) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811-05807, dated September 17, 2002).

                  (c)      Not Applicable
                  (d)      Not Applicable
                  (e) Dividend Reinvestment and Cash Purchase Plan (incorporated by reference to Exhibit 1OA to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 33-38825, Investment Company Act File No. 811-5807, Amendment No. 1, dated March 29, 1991)
                  (f)      Not Applicable
                  (g) Investment Advisory Agreement between the Fund and the Investment Adviser (incorporated by reference to Exhibit (g) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 33-38825, Post-Effective Amendment No. 1, Investment Company Act File No. 811-5807, Amendment No. 7, dated August 3, 1993)

                  (h)(i) Amended Form of Underwriting Agreement by and among the Fund, the Investment Adviser, NAIC and BDFSC.
                           (ii)     Form of Selected Dealer Agreement
                                    (incorporated by reference to Exhibit
                                    2(h)(ii) to the Registrant's Form N-2
                                    Registration Statement, Securities Act
                                    Registration No. 333-99689, Investment
                                    Company Act File No. 811-05807, dated
                                    September 17, 2002).

                  (i)      Not Applicable

                  (j) Custodial Agreement between the Fund and Standard Federal Bank, N.A., as successor to Michigan National Bank (incorporated by reference to Exhibit 2(j) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811- 05807, dated September 17,
                           2002).
                  (k)      Amended Form of Escrow Agreement.

                  (1) Opinion of Bodman, Longley & Dahling LLP regarding legality of the securities being offered and consent ( to be filed by amendment).
                  (m)      Not Applicable

                  (n) Consent of Arthur Andersen LLP (omitted in reliance on Rule 437a under the Securities Act of 1933).

                  (o)      Not applicable
                  (p)      Not Applicable
                  (q)      Not Applicable

                  (r) Code of Ethics of NAIC Growth Fund, Inc. and Growth Fund Advisor, Inc. (incorporated by reference to
                           Exhibit 2(r) to the Registrant's Form N-2
                           Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811-05807, dated September 17, 2002).

Item 25. Marketing Arrangements

         None.


Item 26. Other Expenses of Issuance and Distribution


         The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement. These estimates assume that the offering will continue for a period of two years.

          Registration fees                                    $  4,591
          Trustees' and transfer agents' fees                  $      0
          Printing and engraving                               $ 50,000
          Fees and expenses of qualification under
          state securities laws (excluding fees
          of counsel)                                          $ 19,000
          Accounting fees and expenses                         $ 20,500
          Legal fees and expenses                              $ 50,000
          NASD filing fees                                     $  5,490
          Chicago Stock Exchange
          listing fee                                          $  7,500
          Miscellaneous                                        $ 10,000
                                                               --------

                            Total                              $167,081
                                                               ========

Item 27. Persons Controlled by or Under Common Control

         Not applicable.

Item 28. Number of Holders of Securities


         Title of Class                                       Number of Record Holders
         --------------                                       ------------------------
         Common stock, $0.001 par value                                2,230
                                                              as of December 31, 2002


Item 29. Indemnification.

         The Maryland General Corporation Law ("MGCL") of the State of Maryland provides in general that a Maryland corporation, such as the Fund, may indemnify any director made a party to any proceeding by reason of service as a director unless it is established that the act or omission was material and was committed in bad faith or was the result of active dishonesty; the director received an improper personal benefit; or in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding. However, in the case of an action by or in the right of the corporation, indemnification may not be made if the director has been adjudged to be liable to the corporation. The MGCL also generally permits the advancement of reasonable expenses, including payments authorized by a charter or bylaw provision. In general, an officer of the corporation is entitled to indemnification and advancement of expenses to the same extent as a director.

         Under Article XII of the Registrant's Articles of Incorporation and
Article XIII of the Registrant's Bylaws, any past or present director, officer, employee or agent of the Registrant will be indemnified, and will be advanced expenses to the fullest extent permitted by law, but not in violation of Section 17(h) of the Investment Company Act of 1940. Article VIII of the Investment Advisory Agreement between the Registrant and the Investment Adviser provides that the Investment Adviser shall not be liable for any error in judgment or mistake of law or for any loss arising out of any investment or any act or omission in the execution and management of the Registrant or its portfolio of securities, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder.

         Insurance is maintained on a regular basis (and not specifically in connection with this offering) against liabilities arising on the part of directors and officers out of their performance in such capacities or arising on the part of the Fund out of its foregoing indemnification provisions, subject to certain exclusions and to the policy limits.

         The Fund and Investment Adviser have jointly and severally agreed to indemnify Broker Dealer Financial Services Corp. against certain liabilities in connection with the offering of shares in the Fund, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments that BDFSC may be required to make in respect thereof.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

         Growth Fund Advisor, Inc. (the "Investment Adviser") was organized on March 31, 1999 and has not been engaged in any business activities other than acting as investment adviser to the Fund.

         The following is a list of each officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1999, for his own account or in the capacity of a director, officer, employee, partner or trustee.


------------------------------------------------------------------------------------------------------------------------------------
                NAME                              POSITION WITH                    OTHER SUBSTANTIAL BUSINESS, PROFESSION,
                                                 INVESTMENT ADVISER                          VOCATION OR EMPLOYMENT
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. O'Hara                      Chairman Emeritus of the Board             Chairman Emeritus of the Board and Trustee
                                                                                 of NAIC, 711 West Thirteen Mile Road,
                                                                                 Madison Heights, Michigan 48071
------------------------------------------------------------------------------------------------------------------------------------
Kenneth S. Janke                      Chairman, Chief Executive Officer          Chairman and Trustee of NAIC, 711 West
                                      and Director                               Thirteen Mile Road, Madison Heights,
                                                                                 Michigan 48071
------------------------------------------------------------------------------------------------------------------------------------
Lewis A. Rockwell                     Secretary and Director                     Attorney and Counsel to the law firm of
                                                                                 Bodman, Longley & Dahling LLP, 100
                                                                                 Renaissance Center, 34th Floor, Detroit,
                                                                                 Michigan 48243
------------------------------------------------------------------------------------------------------------------------------------


Item 31. Location of Accounts and Records

         (a) American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, New York 10038 (records relating to dividend disbursing agent and transfer agent);

         (b) Standard Federal Bank N.A., 2600 West Big Beaver Road, Troy, Michigan 48084 (records relating to custodian);

         (c) Growth Fund Advisor, Inc., 711 West Thirteen Mile Road, Madison Heights, Michigan 48071 (records relating to functions as Investment Adviser); and

         (d) Bodman, Longley & Dahling LLP, 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

Item 32. Management Services

         Except as described in Part A of this Registration Statement under the caption "Investment Advisory Agreement," the Registrant is not a party to any management-related service contract.

Item 33. Undertakings

         1. The Registrant undertakes to suspend offering of its shares until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, the Registrant's net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2. The Registrant undertakes:

                  a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                           (1) to include any prospectus required by Section
10(a)(3) of the Securities Act of 1933;

                           (2) to reflect in the prospectus any facts or events
after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                           (3) to include any material information with respect
to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

                  b. that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

                  c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

         3. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison Heights and State of Michigan on the 17th day of January, 2003.


                             NAIC GROWTH FUND, INC.


                             By:       /s/Kenneth S. Janke
                                -------------------------------------
                                      Kenneth S. Janke
                             Its:     President and Treasurer



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates listed.




                                                 *
                             ----------------------------------------
                             Thomas E. O'Hara, Director and Chairman
                             Date: January 17, 2003


                                       /s/ Kenneth S. Janke
                             ----------------------------------------
                             Kenneth S. Janke, Director, President and Treasurer
                             Date: January 17, 2003

                                                *
                                    -------------------------------------------
                                    Lewis A. Rockwell, Director and Secretary
                                    Date: January 17, 2003


                                                *
                                    -------------------------------------------
                                    Peggy L. Schmeltz, Director
                                    Date: January 17, 2003

                                                *
                                    -------------------------------------------
                                    Luke E. Sims, Director
                                    Date: January 17, 2003



                                                *
                                    -------------------------------------------
                                    Carl A. Holth, Director
                                    Date: January 17, 2003


                                                *
                                    -------------------------------------------
                                    Benedict J. Smith, Director
                                    Date: January 17, 2003


                                                *
                                    -------------------------------------------
                                    James M. Lane, Director
                                    Date: January 17, 2003

*By his signature below, Kenneth S. Janke, pursuant to duly executed powers of attorney filed with the Securities and Exchange Commission, has signed this Registration Statement on Form N-2 on January 17, 2003 on behalf of the above-listed persons designated by asterisks, in the capacities set forth by their respective names.

                                         /s/ Kenneth S.  Janke
                                         --------------------------------------
                                         Kenneth S. Janke, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS: That the undersigned officers and directors of NAIC Growth Fund, Inc., a Maryland corporation (the "Fund"), do hereby constitute and appoint Thomas E. O'Hara, Kenneth S. Janke, Lewis A. Rockwell, and each of them, the lawful attorneys and agents or attorney and agent, with power and authority to do any and all acts and things and to execute any and all instruments which said attorneys and agents, and any one of them, determine may be necessary or advisable or required to enable said corporation to comply with the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, and any rules or regulations or requirements of the Securities and Exchange Commission in connection with a Registration Statement on Form N-2 relating to the offer and sale of 5,000,000 shares of common stock of the Fund. Without limiting the generality of the foregoing power and authority, the powers granted include the power and authority to sign the names of the undersigned officers and directors in the capacities indicated below to the Registration Statement, to any and all amendments, both pre-effective and post-effective, and supplements to the Registration Statement, and to any and all instruments or documents filed as part of or in conjunction with the Registration Statement or amendments or supplements thereto, and each of the undersigned hereby ratifies and confirms all that said attorneys and agents or any of them shall do or cause to be done by virtue hereof. This Power of Attorney may be signed in several counterparts.

         IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney as of the date indicated by his or her name.

      /s/ Thomas E. O'Hara
----------------------------------------------------
Thomas E. O'Hara, Director and Chairman
Date: April 18, 2002


      /s/ Kenneth S. Janke
----------------------------------------------------
Kenneth S. Janke, Director, President and Treasurer
Date: April 18, 2002


      /s/ Lewis A. Rockwell
----------------------------------------------------
Lewis A. Rockwell, Director and Secretary
Date: April 18, 2002


      /s/ Peggy L. Schmeltz
----------------------------------------------------
Peggy L. Schmeltz, Director
Date: April 18, 2002


      /s/ Luke E. Sims
----------------------------------------------------
Luke E. Sims, Director
Date: April 18, 2002


      /s/ Carl A. Holth
 ---------------------------------------------------
Carl A. Holth, Director
Date: April 18, 2002


      /s/ Benedict J. Smith
----------------------------------------------------
Benedict J. Smith, Director
Date: April 18, 2002


      /s/ James M. Lane
----------------------------------------------------
James M. Lane, Director
Date: April 18, 2002

                                  EXHIBIT INDEX

(a) Articles of Incorporation, as amended (incorporated by reference to Exhibit 1 to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 33-28506, Investment Company Act File No. 811-5807, Amendment No. 1, dated July 14, 1990).

(b) By-laws, as amended (incorporated by reference to Exhibit 2(b) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811-05807, dated September 17, 2002).

(c)      Not Applicable
(d)      Not Applicable
(e) Dividend Reinvestment and Cash Purchase Plan (incorporated by reference to Exhibit 1OA to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 33-38825, Investment Company Act File No. 811-5807, Amendment No. 1, dated March 29, 1991)
(f)      Not Applicable
(g) Investment Advisory Agreement between the Fund and the Investment Adviser (incorporated by reference to Exhibit (g) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 33-38825, Post-Effective Amendment No. 1, Investment Company Act File No. 811-5807, Amendment No. 7, dated August 3, 1993)

(h)(i) Amended Form of Underwriting Agreement by and among the Fund, the Investment Adviser, NAIC and BDFSC.
         (ii) Form of Selected Dealer Agreement (incorporated by reference to Exhibit 2(h)(ii) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811-05807, dated September 17,
                  2002).
(i)      Not Applicable
(j) Custodial Agreement between the Fund and Standard Federal Bank, N.A., as successor to Michigan National Bank (incorporated by reference to Exhibit 2(j) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811- 05807, dated September 17, 2002).
(k)      Amended Form of Escrow Agreement.

(1) Opinion of Bodman, Longley & Dahling LLP regarding legality of the securities being offered and consent ( to be filed by amendment).
(m)      Not Applicable

(n) Consent of Arthur Andersen LLP (omitted in reliance on Rule 437a under the Securities Act of 1933).

(o)      Not applicable
(p)      Not Applicable
(q)      Not Applicable

(r) Code of Ethics of NAIC Growth Fund, Inc. and Growth Fund Advisor, Inc. (incorporated by reference to Exhibit 2(r) to the Registrant's Form N-2 Registration Statement, Securities Act Registration No. 333-99689, Investment Company Act File No. 811-05807, dated September 17, 2002).